UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21978

Pioneer Series Trust VI

(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109

(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,

60 State Street, Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742-7825

Date of fiscal year end: October 31, 2024

Date of reporting period: November 1, 2023 through April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer Equity Premium Income Fund
(formerly, Pioneer Flexible Opportunities Fund*)
Semiannual Report  |  April 30, 2024

A: PMARX	C: PRRCX	K: FLEKX	R: MUARX	Y: PMYRX
IMPORTANT NOTICE – UPCOMING CHANGES TO PIONEER FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail starting in July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at amundi.com/usinvestors and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.
* Effective 1/1/24, Pioneer Flexible Opportunities Fund was renamed Pioneer Equity Premium Income Fund.

visit us: www.amundi.com/us

Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/241

Portfolio Summary  |  4/30/24
Portfolio Diversification

(As a percentage of total investments)*
Sector Distribution

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	International Business Machines Corp.	2.74%
2.	CRH Plc	2.65
3.	Chord Energy Corp.	2.49
4.	Ford Motor Co.	2.39
5.	Dominion Energy, Inc.	2.37
6.	FirstEnergy Corp.	2.26
7.	Newmont Corp.	2.24
8.	Aviva Plc	2.22
9.	Eversource Energy	2.20
10.	Morgan Stanley	2.01
*   Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
†  Amount rounds to less than 0.1%.
2Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Prices and Distributions  |  4/30/24
Net Asset Value per Share
Class	4/30/24	10/31/23
A	$12.32	$11.05
C	$12.02	$10.76
K	$12.32	$11.05
R	$12.11	$10.85
Y	$12.38	$11.11

Distributions per Share: 11/1/23 - 4/30/24
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.2756	$—	$—
C	$0.1962	$—	$—
K	$0.2942	$—	$—
R	$0.2441	$—	$—
Y	$0.2943	$—	$—
Index Definitions
Effective January 1, 2024, the Fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor's 500 Index in connection with changes to the Fund's investment strategies. The Fund believes that the Standard & Poor's 500 Index better reflects the Fund's investment strategies.
The Bloomberg U.S. Treasury TIPS 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation Protected Securities (TIPS) having a maturity of at least 1 year and less than 10 years. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The Standard & Poor’s 500 Index is an unmanaged, commonly used measure of the broad U.S. stock market. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages 4 – 8.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/243

Performance Update | 4/30/24	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Equity Premium Income Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index and the Bloomberg U.S. Treasury TIPS 1–10 Year Index.
Average Annual Total Returns (As of April 30, 2024)
Period	Net Asset Value (NAV)	Public Offering Price (POP)	BBG U.S. Treasury TIPS 1-10 Year Index	S&P 500 Index
10 Years	3.92%	3.44%	2.02%	12.41%
5 Years	2.80	1.86	2.66	13.19
1 Year	11.57	6.58	0.41	22.66
Expense Ratio (Per prospectus dated March 1, 2024)
Gross	Net
1.39%	1.22%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. POP returns reflect deduction of the maximum 4.50% sales charge. NAV returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2025 for Class A shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
* Effective January 1, 2024, the fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Index in connection with changes to the fund’s investment strategies. The fund believes that the Standard & Poor’s 500 Index better reflects the fund’s investment strategies.
4Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Performance Update | 4/30/24	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Equity Premium Income Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Bloomberg U.S. Treasury TIPS 1–10 Year Index.
Average Annual Total Returns (As of April 30, 2024)
Period	If Held	If Redeemed	BBG U.S. Treasury TIPS 1-10 Year Index	S&P 500 Index
10 Years	3.11%	3.11%	2.02%	12.41%
5 Years	2.00	2.00	2.66	13.19
1 Year	10.68	9.68	0.41	22.66
Expense Ratio (Per prospectus dated March 1, 2024)
Gross
2.16%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C shares held for less than one year are subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percent change in net asset value per share. “If Redeemed” returns reflect deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the five- and 10-year periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
* Effective January 1, 2024, the fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Index in connection with changes to the fund’s investment strategies. The fund believes that the Standard & Poor’s 500 Index better reflects the fund’s investment strategies.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/245

Performance Update | 4/30/24	Class K Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Equity Premium Income Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Bloomberg U.S. Treasury TIPS 1–10 Year Index.
Average Annual Total Returns (As of April 30, 2024)
Period	Net Asset Value (NAV)	BBG U.S. Treasury TIPS 1-10 Year Index	S&P 500 Index
10 Years	4.11%	2.02%	12.41%
5 Years	3.14	2.66	13.19
1 Year	12.01	0.41	22.66
Expense Ratio (Per prospectus dated March 1, 2024)
Gross	Net
1.04%	0.92%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on June 22, 2018, is the net asset value performance of the Fund’s Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception on June 22, 2018, would have been higher than the performance shown. For the period beginning June 22, 2018, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2025 for Class K shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
* Effective January 1, 2024, the fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Index in connection with changes to the fund’s investment strategies. The fund believes that the Standard & Poor’s 500 Index better reflects the fund’s investment strategies.
6Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Performance Update | 4/30/24	Class R Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Equity Premium Income Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Bloomberg U.S. Treasury TIPS 1–10 Year Index.
Average Annual Total Returns (As of April 30, 2024)
Period	Net Asset Value (NAV)	BBG U.S. Treasury TIPS 1-10 Year Index	S&P 500 Index
10 Years	3.18%	2.02%	12.41%
5 Years	1.98	2.66	13.19
1 Year	11.19	0.41	22.66
Expense Ratio (Per prospectus dated March 1, 2024)
Gross
1.79%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
* Effective January 1, 2024, the fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Index in connection with changes to the fund’s investment strategies. The fund believes that the Standard & Poor’s 500 Index better reflects the fund’s investment strategies.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/247

Performance Update | 4/30/24	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Equity Premium Income Fund during the periods shown, compared to that of the Standard & Poor's 500 Index and the Bloomberg U.S. Treasury TIPS 1–10 Year Index.
Average Annual Total Returns (As of April 30, 2024)
Period	Net Asset Value (NAV)	BBG U.S. Treasury TIPS 1-10 Year Index	S&P 500 Index
10 Years	4.21%	2.02%	12.41%
5 Years	3.11	2.66	13.19
1 Year	11.95	0.41	22.66
Expense Ratio (Per prospectus dated March 1, 2024)
Gross	Net
1.14%	0.92%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2025 for Class Y shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
* Effective January 1, 2024, the fund changed its benchmark from the Bloomberg U.S. Treasury TIPS 1-10 Year Index to the Standard & Poor’s 500 Index in connection with changes to the fund’s investment strategies. The fund believes that the Standard & Poor’s 500 Index better reflects the fund’s investment strategies.
8Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Equity Premium Income Fund
Based on actual returns from November 1, 2023 through April 30, 2024.
Share Class	A	C	K	R	Y
Beginning Account Value on 11/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 4/30/24	$1,140.10	$1,135.40	$1,141.80	$1,138.80	$1,141.10
Expenses Paid During Period*	$6.39	$10.62	$4.74	$7.66	$4.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 2.00%, 0.89%, 1.44%, and 0.90% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the one-half year period).
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/249

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Equity Premium Income Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2023 through April 30, 2024.
Share Class	A	C	K	R	Y
Beginning Account Value on 11/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 4/30/24	$1,018.90	$1,014.92	$1,020.44	$1,017.70	$1,020.39
Expenses Paid During Period*	$6.02	$10.02	$4.47	$7.22	$4.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 2.00%, 0.89%, 1.44%, and 0.90% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the one-half year period).
10Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Schedule of Investments  |  4/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 97.2%
	Common Stocks — 53.0% of Net Assets
	Automobiles — 2.3%
229,205	Ford Motor Co.	$ 2,784,841
	Total Automobiles	$2,784,841

	Banks — 7.7%
47,318	ABN AMRO Bank NV (C.V.A.) (144A)	$ 762,011
43,755	Citizens Financial Group, Inc.	1,492,483
24,424	Comerica, Inc.	1,225,352
70,620	DBS Group Holdings, Ltd.	1,805,529
55,747	ING Groep NV	884,188
12,927	KB Financial Group, Inc. (A.D.R.)	697,670
71,585	Regions Financial Corp.	1,379,443
17,852(a) +#	TCS Group Holding Plc (G.D.R.)	32,134
44,700	United Overseas Bank, Ltd.	995,480
	Total Banks	$9,274,290

	Capital Markets — 3.5%
25,773	Morgan Stanley	$ 2,341,219
25,962	State Street Corp.	1,881,986
	Total Capital Markets	$4,223,205

	Chemicals — 1.7%
20,762	LyondellBasell Industries NV, Class A	$ 2,075,577
	Total Chemicals	$2,075,577

	Communications Equipment — 1.7%
43,405	Cisco Systems, Inc.	$ 2,039,167
	Total Communications Equipment	$2,039,167

	Construction Materials — 2.5%
39,878	CRH Plc	$ 3,087,355
	Total Construction Materials	$3,087,355

	Consumer Staples Distribution & Retail — 0.1%
23,507 +#	Magnit PJSC	$ 105,347
	Total Consumer Staples Distribution & Retail	$105,347

	Diversified Telecommunication Services — 1.5%
46,069	Verizon Communications, Inc.	$ 1,819,265
	Total Diversified Telecommunication Services	$1,819,265

The accompanying notes are an integral part of these financial statements.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2411

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Shares		Value
	Electric Utilities — 4.3%
42,269	Eversource Energy	$ 2,562,347
68,412	FirstEnergy Corp.	2,622,916
	Total Electric Utilities	$5,185,263

	Financial Services — 1.2%
562,398	M&G Plc	$ 1,413,219
	Total Financial Services	$1,413,219

	Food Products — 2.7%
63,859	Conagra Brands, Inc.	$ 1,965,580
34,569	Kraft Heinz Co.	1,334,709
	Total Food Products	$3,300,289

	Hotels, Restaurants & Leisure — 1.2%
84,400	OPAP S.A.	$ 1,406,019
	Total Hotels, Restaurants & Leisure	$1,406,019

	Household Durables — 1.1%
13,419	Whirlpool Corp.	$ 1,272,926
	Total Household Durables	$1,272,926

	Insurance — 3.7%
38,462	ASR Nederland NV	$ 1,927,961
444,302	Aviva Plc	2,585,462
	Total Insurance	$4,513,423

	IT Services — 2.6%
19,154	International Business Machines Corp.	$ 3,183,395
	Total IT Services	$3,183,395

	Metals & Mining — 2.2%
64,228	Newmont Corp.	$ 2,610,226
	Total Metals & Mining	$2,610,226

	Mortgage Real Estate Investment Trusts (REITs) — 2.2%
57,776	Blackstone Mortgage Trust, Inc., Class A	$ 1,019,169
297,974	Redwood Trust, Inc.	1,647,796
	Total Mortgage Real Estate Investment Trusts (REITs)	$2,666,965

	Multi-Utilities — 2.3%
54,017	Dominion Energy, Inc.	$ 2,753,787
	Total Multi-Utilities	$2,753,787

	Oil, Gas & Consumable Fuels — 4.7%
40,298	BW LPG, Ltd. (144A)	$ 584,418
16,390	Chord Energy Corp.	2,900,702
The accompanying notes are an integral part of these financial statements.
12Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
45,047 +#	LUKOIL PJSC	$ 195,156
40,153	Plains All American Pipeline LP	691,836
35,837	Williams Cos., Inc.	1,374,707
	Total Oil, Gas & Consumable Fuels	$5,746,819

	Pharmaceuticals — 1.6%
33,013	Pfizer, Inc.	$ 845,793
98,758	Viatris, Inc.	1,142,630
	Total Pharmaceuticals	$1,988,423

	Tobacco — 2.2%
31,257	Altria Group, Inc.	$ 1,369,369
13,585	Philip Morris International, Inc.	1,289,760
	Total Tobacco	$2,659,129

	Total Common Stocks (Cost $67,346,423)	$64,108,930

	Preferred Stock — 0.0%† of Net Assets
	Real Estate Management & Development — 0.0%†
204(a)	Wheeler Real Estate Investment Trust, Inc.	$ 10,761
	Total Real Estate Management & Development	$10,761

	Total Preferred Stock (Cost $167,705)	$10,761

Principal Amount USD ($)
	Foreign Government Bond — 0.1% of Net Assets
	Russia — 0.1%
RUB 230,742,000(b)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	$ 123,458
	Total Russia	$123,458

	Total Foreign Government Bond (Cost $3,211,685)	$123,458

	Equity Linked Notes — 43.0% of Net Assets
	Banks — 2.0%
38,400(c)	JP Morgan Structured Products BV (DraftKings, Inc.), 22.85%, 7/23/24	$ 1,436,651
49,400	Toronto-Dominion Bank (International Game Technology PLC), 16.85%, 7/23/24	1,018,134
	Total Banks	$ 2,454,785

The accompanying notes are an integral part of these financial statements.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2413

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
Beverages — 2.3%
22,200(c)	JP Morgan Structured Products BV (Celsius Holdings, Inc.), 25.40%, 7/23/24	$ 1,420,807
36,800	Toronto-Dominion Bank (Celsius Holdings, Inc.), 18.43%, 10/27/25	1,362,520
	Total Beverages	$ 2,783,327

Biotechnology — 0.2%
4,300	Bank of America NA (Vaxcyte Ltd.), 21.37%, 3/25/25	$ 269,094
	Total Biotechnology	$ 269,094

Broadline Retail — 1.7%
5,000	Toronto-Dominion Bank (Amazon.com, Inc.), 10.50%, 1/28/25	$ 807,425
20,800	Toronto-Dominion Bank (Amazon.com, Inc.), 20.90%, 1/28/25	1,303,952
	Total Broadline Retail	$ 2,111,377

Computer Hardware — 1.4%
19,700	RBC Capital Markets Corp. (Pure Storage, Inc.), 16.09%, 4/30/25 (144A)	$ 1,010,413
10,000	Wells Fargo Bank NA (Western Digital Corp.), 14.08%, 3/25/25	637,500
	Total Computer Hardware	$ 1,647,913

Credit Services — 2.7%
20,800	Citigroup Global Markets Holdings, Inc. (PayPal Holdings, Inc.), 15.10%, 10/22/24 (144A)	$ 1,304,160
21,700	Mizuho Markets Cayman LP (PayPal Holdings, Inc.), 13.83%, 12/24/24	1,330,991
10,100	Wells Fargo Bank NA (PayPal Holdings, Inc.), 14.28%, 2/7/25	660,641
	Total Credit Services	$ 3,295,792

Electrical Equipment — 0.6%
8,600	BNP Paribas Issuance BV (Vertiv Holdings Co.), 20.17%, 3/17/25 (144A)	$ 682,754
	Total Electrical Equipment	$ 682,754

The accompanying notes are an integral part of these financial statements.
14Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Electronic Equipment, Instruments & Components — 0.7%
11,800	Canadian Imperial Bank of Commerce (Vertiv Holdings Co.), 27.40%, 5/21/24	$ 805,669
	Total Electronic Equipment, Instruments & Components	$ 805,669

	Footwear & Accessories — 2.0%
12,400	Mizuho Markets Cayman LP (Crocs, Inc.), 19.03%, 7/23/24	$ 1,374,900
31,000	RBC Capital Markets Corp. (On Holding AG), 17.15%, 2/25/25 (144A)	1,001,610
	Total Footwear & Accessories	$ 2,376,510

	Household & Personal Products — 0.6%
4,300	Royal Bank of Canada (ELF Beauty, Inc.), 21.28%, 4/22/25 (144A)	$ 718,315
	Total Household & Personal Products	$ 718,315

	Internet & Direct Marketing Retail — 1.0%
3,400	Citigroup Global Markets Holdings, Inc. (Alibaba Group Holding Ltd.), 15.45%, 8/20/24 (144A)	$ 251,583
5,500	Citigroup Global Markets Holdings, Inc. (Amazon.com, Inc.), 9.64%, 2/12/25 (144A)	937,557
	Total Internet & Direct Marketing Retail	$ 1,189,140

	Machinery — 1.9%
10,500	JP Morgan Structured Products BV (Generac Holdings, Inc.), 15.50%, 12/24/24	$ 1,319,325
8,300	Wells Fargo Bank NA (Generac Holdings, Inc.), 15.36%, 2/7/25	1,021,813
	Total Machinery	$ 2,341,138

	Metals & Mining — 5.3%
35,500	BNP Paribas Issuance BV (Alcoa Corp.), 19.36%, 3/6/25 (144A)	$ 1,081,532
32,900(c)	BNP Paribas Issuance BV (Newmont Corp.), 13.46%, 12/24/24 (144A)	1,301,524
32,100	BNP Paribas Issuance BV (Teck Resources Ltd.), 13.98%, 7/23/24 (144A)	1,393,731
21,100	RBC Capital Markets Corp. (Cameco Corp.), 16.99%, 4/15/25 (144A)	1,035,271
16,300	RBC Capital Markets Corp. (Cameco Corp.), 19.99%, 11/19/24 (144A)	772,865
The accompanying notes are an integral part of these financial statements.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2415

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Metals & Mining — (continued)
11,500	Wells Fargo Bank NA (Cameco Corp.), 14.19%, 2/25/25	$ 479,205
6,400	Wells Fargo Bank NA (Teck Resources Ltd.), 13.30%, 4/24/25	307,968
	Total Metals & Mining	$ 6,372,096

	Office REITs — 3.3%
15,700	BNP Paribas Issuance BV (Boston Properties, Inc.), 15.57%, 3/19/25 (144A)	$ 999,619
21,800	BNP Paribas Issuance BV (SL Green Reality Corp.), 20.99%, 2/25/25 (144A)	1,007,378
15,100(c)	JP Morgan Structured Products BV (Boston Properties, Inc.), 18.20%, 8/20/24	945,938
19,400(c)	JP Morgan Structured Products BV (SL Green Realty Corp.), 31.95%, 6/11/24	1,016,754
	Total Office REITs	$ 3,969,689

	Oil, Gas & Consumable Fuels — 2.3%
37,900	Canadian Imperial Bank of Commerce (Antero Resources Corp.), 15.95%, 3/3/25	$ 1,085,608
50,000	Canadian Imperial Bank of Commerce (Kosmos Energy Ltd.), 15.90%, 3/18/25	271,435
10,000	Goldman Sachs International (Range Resources Corp.), 14.65%, 3/6/25	344,500
195,500	Merrill Lynch BV (Kosmos Energy Ltd.), 16.93%, 10/22/24	1,149,540
	Total Oil, Gas & Consumable Fuels	$ 2,851,083

	Semiconductors & Semiconductor Equipment — 8.3%
14,900	BNP Paribas Issuance BV (Microchip Technology, Inc.), 12.38%, 10/22/24 (144A)	$ 1,319,544
1,700	Citigroup Global Markets Holdings, Inc. (Lam Research Corp.), 13.29%, 10/22/24 (144A)	1,376,745
9,500	Goldman Sachs International (Advanced Micro Devices, Inc.), 15.32%, 12/24/24	1,364,675
15,200(c)	JP Morgan Structured Products BV (Micron Technology, Inc.), 13.75%, 7/23/24	1,402,473
11,300	Mizuho Markets Cayman LP (Microchip Technology Incorporated), 12.53%, 4/30/25	1,019,153
1,200	RBC Capital Markets Corp. (Nvidia Corp.), 24.37%, 9/24/24 (144A)	1,040,712
The accompanying notes are an integral part of these financial statements.
16Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — (continued)
21,300	Toronto-Dominion Bank (Allegro MicroSystems, Inc.), 15.60%, 3/25/25	$ 614,718
11,700	Wells Fargo Bank NA (Advanced Micro Devices, Inc.), 16.15%, 1/28/25	1,884,870
	Total Semiconductors & Semiconductor Equipment	$ 10,022,890

	Software — 4.3%
91,600	BNP Paribas Issuance BV (Bumble, Inc.), 20.85%, 10/22/24 (144A)	$ 1,048,820
28,800	BNP Paribas Issuance BV (Toast, Inc.), 25.59%, 6/25/24 (144A)	658,656
3,900	Citigroup Global Markets Holdings, Inc. (Uber Technologies, Inc.), 13.89%, 2/25/25 (144A)	274,248
17,600(c)	JP Morgan Structured Products BV (Zoom Video Communications, Inc.), 12.89%, 12/24/24	1,161,248
6,500(c)	JP Morgan Structured Products BV (Zoom Video Communications, Inc.), 13.02%, 3/7/25	416,350
59,000	Toronto-Dominion Bank (Toast, Inc.), 20.20%, 1/28/25	1,106,250
58,000	Wells Fargo Bank NA (Bumble, Inc.), 19.45%, 3/17/25	548,100
	Total Software	$ 5,213,672

	Speciality Chemicals — 0.2%
1,300	Goldman Sachs International (Air Products and Chemicals, Inc.), 9.96%, 4/29/25	$ 303,316
	Total Speciality Chemicals	$ 303,316

	Specialty Retail — 1.0%
17,200	Citigroup Global Markets Holdings, Inc. (Best Buy Co., Inc.), 13.28%, 10/22/24 (144A)	$ 1,234,100
	Total Specialty Retail	$ 1,234,100

	Technology Hardware, Storage & Peripherals — 1.2%
38,500	Mizuho Markets Cayman LP (Pure Storage, Inc.), 13.48%, 12/24/24	$ 1,405,635
	Total Technology Hardware, Storage & Peripherals	$ 1,405,635

	Total Equity Linked Notes (Cost $51,094,466)	$ 52,048,295

The accompanying notes are an integral part of these financial statements.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2417

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 1.1% of Net Assets
	Open-End Fund — 1.1%
1,306,813(d)(e)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 1,306,813
		$ 1,306,813

	TOTAL SHORT TERM INVESTMENTS (Cost $1,306,813)	$1,306,813

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.2% (Cost $123,127,092)	$117,598,257
	OTHER ASSETS AND LIABILITIES — 2.8%	$ 3,422,437
	net assets — 100.0%	$ 121,020,694

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $21,797,566, or 18.0% of net assets.
(a)	Non-income producing security.
(b)	Security is in default.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2024.
(e)	All or a portion of this security is held by Flexible Opportunities Commodity Fund Ltd.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
LUKOIL PJSC	8/11/2021	$3,941,439	$195,156
Magnit PJSC	12/1/2021	1,791,726	105,347
Russian Federal Bond - OFZ	10/7/2020	3,211,685	123,458
TCS Group Holding Plc (G.D.R.)	8/27/2021	1,517,792	32,134
Total Restricted Securities			$456,095
% of Net assets			0.4%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
The accompanying notes are an integral part of these financial statements.
18Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

RUB	— Russia Ruble
Purchases and sales of securities (excluding short-term investments) for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$ —	$ 8,204,395
Other Long-Term Securities	$85,630,242	$115,281,790
At April 30, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $124,286,916 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 7,101,545
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,790,204)
Net unrealized depreciation	$ (6,688,659)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$ 9,242,156	$ —	$ 32,134	$ 9,274,290
Consumer Staples Distribution & Retail	—	—	105,347	105,347
Oil, Gas & Consumable Fuels	5,551,663	—	195,156	5,746,819
All Other Common Stocks	48,982,474	—	—	48,982,474
Preferred Stock	—	10,761	—	10,761
Foreign Government Bond	—	—	123,458	123,458
Equity Linked Notes	—	52,048,295	—	52,048,295
Open-End Fund	1,306,813	—	—	1,306,813
Total Investments in Securities	$ 65,083,106	$ 52,059,056	$ 456,095	$117,598,257
The accompanying notes are an integral part of these financial statements.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2419

Schedule of Investments  |  4/30/24
(unaudited) (continued)
During the period ended April 30, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
20Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Statement of Assets and Liabilities  |  4/30/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $123,127,092)	$117,598,257
Cash	3,171,332
Receivables —
Investment securities sold	2,791,033
Fund shares sold	67,242
Dividends	1,135,150
Interest	278,833
Due from the Adviser	3,804
Other assets	52,082
Total assets	$ 125,097,733
LIABILITIES:
Overdraft due to custodian	$ 310
Payables —
Investment securities purchased	3,666,447
Fund shares repurchased	191,153
Distributions	78,422
Trustees’ fees	2,717
Management fees	11,619
Administrative expenses	4,228
Distribution fees	3,221
Accrued expenses	118,922
Total liabilities	$ 4,077,039
NET ASSETS:
Paid-in capital	$132,182,017
Distributable earnings (loss)	(11,161,323)
Net assets	$ 121,020,694
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $60,369,866/4,898,523 shares)	$ 12.32
Class C (based on $8,251,128/686,275 shares)	$ 12.02
Class K (based on $9,209,356/747,804 shares)	$ 12.32
Class R (based on $326,286/26,936 shares)	$ 12.11
Class Y (based on $42,864,058/3,461,364 shares)	$ 12.38
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $12.32 net asset value per share/100%-4.50% maximum sales charge)	$ 12.90
The accompanying notes are an integral part of these financial statements.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2421

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 4/30/24
INVESTMENT INCOME:
Interest from unaffiliated issuers	$ 2,298,171
Dividends from unaffiliated issuers (net of foreign taxes withheld $104,620)	1,939,264
Total Investment Income		$ 4,237,435
EXPENSES:
Management fees	$ 438,728
Administrative expenses	42,030
Transfer agent fees
Class A	24,284
Class C	2,905
Class K	2
Class R	43
Class Y	16,849
Distribution fees
Class A	77,681
Class C	43,998
Class R	663
Shareholder communications expense	11,245
Custodian fees	1,865
Registration fees	32,093
Professional fees	113,241
Printing expense	9,692
Officers’ and Trustees’ fees	6,556
Miscellaneous	13,300
Total expenses		$ 835,175
Less fees waived and expenses reimbursed by the Adviser		(129,496)
Net expenses		$ 705,679
Net investment income		$ 3,531,756
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$20,897,589
Class actions	14,708
Other assets and liabilities denominated in foreign currencies	(87,160)	$20,825,137
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$ (7,660,708)
Other assets and liabilities denominated in foreign currencies	429	$ (7,660,279)
Net realized and unrealized gain (loss) on investments		$13,164,858
Net increase in net assets resulting from operations		$16,696,614
The accompanying notes are an integral part of these financial statements.
22Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Statements of Changes in Net Assets
	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23
FROM OPERATIONS:
Net investment income (loss)	$ 3,531,756	$ 3,820,594
Net realized gain (loss) on investments	20,825,137	(9,967,688)
Change in net unrealized appreciation (depreciation) on investments	(7,660,279)	8,225,798
Net increase in net assets resulting from operations	$ 16,696,614	$ 2,078,704
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.28 and $0.29 per share, respectively)	$ (1,401,728)	$ (1,805,091)
Class C ($0.20 and $0.22 per share, respectively)	(138,642)	(311,161)
Class K ($0.29 and $0.33 per share, respectively)	(214,654)	(1,331,041)
Class R ($0.24 and $0.26 per share, respectively)	(5,801)	(4,866)
Class Y ($0.29 and $0.32 per share, respectively)	(1,080,421)	(1,944,387)
Tax return of capital:
Class A ($— and $0.01 per share, respectively)	$ —	$ (54,111)
Class C ($— and $0.01 per share, respectively)	—	(9,328)
Class K ($— and $0.01 per share, respectively)	—	(39,900)
Class R ($— and $0.01 per share, respectively)	—	(146)
Class Y ($— and $0.01 per share, respectively)	—	(58,287)
Total distributions to shareholders	$ (2,841,246)	$ (5,558,318)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 3,503,876	$ 8,872,290
Reinvestment of distributions	2,566,916	4,925,965
Cost of shares repurchased	(23,491,206)	(106,317,077)
Net decrease in net assets resulting from Fund share transactions	$ (17,420,414)	$ (92,518,822)
Net decrease in net assets	$ (3,565,046)	$ (95,998,436)
NET ASSETS:
Beginning of period	$124,585,740	$ 220,584,176
End of period	$ 121,020,694	$ 124,585,740
The accompanying notes are an integral part of these financial statements.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2423

Statements of Changes in Net Assets
(continued)
	Six Months Ended 4/30/24 Shares (unaudited)	Six Months Ended 4/30/24 Amount (unaudited)	Year Ended 10/31/23 Shares	Year Ended 10/31/23 Amount
Class A
Shares sold	144,699	$ 1,743,099	482,879	$ 5,485,627
Reinvestment of distributions	103,414	1,273,047	151,670	1,669,603
Less shares repurchased	(822,194)	(9,933,676)	(1,561,476)	(17,697,200)
Net decrease	(574,081)	$ (6,917,530)	(926,927)	$(10,541,970)
Class C
Shares sold	13,268	$ 157,522	55,935	$ 613,577
Reinvestment of distributions	11,093	133,553	28,040	300,411
Less shares repurchased	(226,722)	(2,637,840)	(657,515)	(7,277,306)
Net decrease	(202,361)	$ (2,346,765)	(573,540)	$ (6,363,318)
Class K
Shares sold	20,953	$ 251,052	6,227	$ 69,080
Reinvestment of distributions	17,422	214,394	124,892	1,370,941
Less shares repurchased	(41,008)	(485,680)	(4,337,348)	(49,110,649)
Net decrease	(2,633)	$ (20,234)	(4,206,229)	$(47,670,628)
Class R
Shares sold	9,708	$ 116,207	2,974	$ 33,049
Reinvestment of distributions	479	5,801	463	5,012
Less shares repurchased	(2,340)	(26,813)	(2,729)	(30,673)
Net increase	7,847	$ 95,195	708	$ 7,388
Class Y
Shares sold	102,212	$ 1,235,996	235,060	$ 2,670,957
Reinvestment of distributions	76,010	940,121	142,716	1,579,998
Less shares repurchased	(861,091)	(10,407,197)	(2,824,895)	(32,201,249)
Net decrease	(682,869)	$ (8,231,080)	(2,447,119)	$(27,950,294)
The accompanying notes are an integral part of these financial statements.
24Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Financial Highlights
	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Class A
Net asset value, beginning of period	$ 11.05	$ 11.36	$ 14.45	$ 11.14	$ 12.04	$ 12.69
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.33	$ 0.25	$ 0.35	$ 0.19	$ 0.18	$ 0.13
Net realized and unrealized gain (loss) on investments	1.22	(0.26)	(3.10)	3.25	(0.80)	0.54
Net increase (decrease) from investment operations	$ 1.55	$ (0.01)	$ (2.75)	$ 3.44	$ (0.62)	$ 0.67
Distributions to shareholders:
Net investment income	$ (0.28)	$ (0.29)	$ (0.25)	$ (0.13)	$ (0.28)	$ (0.11)
Net realized gain	—	—	(0.09)	—	—	(1.21)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$ (0.28)	$ (0.30)	$ (0.34)	$ (0.13)	$ (0.28)	$ (1.32)
Net increase (decrease) in net asset value	$ 1.27	$ (0.31)	$ (3.09)	$ 3.31	$ (0.90)	$ (0.65)
Net asset value, end of period	$ 12.32	$ 11.05	$ 11.36	$ 14.45	$ 11.14	$ 12.04
Total return (b)	14.01%(c)(d)	(0.07)%	(19.31)%	31.00%	(5.28)%	5.85%
Ratio of net expenses to average net assets	1.20%(e)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	5.58%(e)	2.20%	2.81%	1.37%	1.54%	1.12%
Portfolio turnover rate	80%(d)	37%	166%	215%	233%	168%
Net assets, end of period (in thousands)	$60,370	$60,496	$72,680	$101,891	$79,089	$100,339
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.40%(e)	1.37%	1.22%	1.25%	1.27%	1.23%
Net investment income (loss) to average net assets	5.38%(e)	2.03%	2.79%	1.32%	1.47%	1.09%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the period ended April 30, 2024, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class A's total return was less than 0.005%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2425

Financial Highlights  (continued)
	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Class C
Net asset value, beginning of period	$10.76	$11.09	$ 14.10	$ 10.85	$ 11.75	$ 12.45
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.27	$ 0.15	$ 0.24	$ 0.06	$ 0.08	$ 0.04
Net realized and unrealized gain (loss) on investments	1.19	(0.25)	(3.02)	3.20	(0.77)	0.53
Net increase (decrease) from investment operations	$ 1.46	$ (0.10)	$ (2.78)	$ 3.26	$ (0.69)	$ 0.57
Distributions to shareholders:
Net investment income	$ (0.20)	$ (0.22)	$ (0.14)	$ (0.01)	$ (0.21)	$ (0.06)
Net realized gain	—	—	(0.09)	—	—	(1.21)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$ (0.20)	$ (0.23)	$ (0.23)	$ (0.01)	$ (0.21)	$ (1.27)
Net increase (decrease) in net asset value	$ 1.26	$ (0.33)	$ (3.01)	$ 3.25	$ (0.90)	$ (0.70)
Net asset value, end of period	$12.02	$10.76	$ 11.09	$ 14.10	$ 10.85	$ 11.75
Total return (b)	13.54%(c)(d)	(0.86)%	(19.91)%	30.04%	(6.01)%	5.03%
Ratio of net expenses to average net assets	2.00%(e)	2.01%	1.96%	1.99%	1.98%	1.97%
Ratio of net investment income (loss) to average net assets	4.62%(e)	1.34%	1.91%	0.48%	0.74%	0.37%
Portfolio turnover rate	80%(d)	37%	166%	215%	233%	168%
Net assets, end of period (in thousands)	$8,251	$9,563	$16,209	$32,299	$48,426	$85,398
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	2.16%(e)	2.14%	1.98%	1.99%	2.01%	1.97%
Net investment income (loss) to average net assets	4.46%(e)	1.21%	1.89%	0.48%	0.71%	0.37%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the period ended April 30, 2024, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class C's total return was less than 0.005%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
26Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Class K
Net asset value, beginning of period	$11.05	$11.35	$ 14.44	$ 11.14	$ 12.03	$ 12.69
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.36	$ 0.26	$ 0.40	$ 0.23	$ 0.22	$ 0.17
Net realized and unrealized gain (loss) on investments	1.20	(0.22)	(3.11)	3.25	(0.80)	0.53
Net increase (decrease) from investment operations	$ 1.56	$ 0.04	$ (2.71)	$ 3.48	$ (0.58)	$ 0.70
Distributions to shareholders:
Net investment income	$ (0.29)	$ (0.33)	$ (0.29)	$ (0.18)	$ (0.31)	$ (0.15)
Net realized gain	—	—	(0.09)	—	—	(1.21)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$ (0.29)	$ (0.34)	$ (0.38)	$ (0.18)	$ (0.31)	$ (1.36)
Net increase (decrease) in net asset value	$ 1.27	$ (0.30)	$ (3.09)	$ 3.30	$ (0.89)	$ (0.66)
Net asset value, end of period	$12.32	$11.05	$ 11.35	$ 14.44	$ 11.14	$ 12.03
Total return (b)	14.18%(c)(d)	0.35%	(19.06)%	31.33%	(4.92)%	6.14%
Ratio of net expenses to average net assets	0.89%(e)	0.90%	0.87%	0.90%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets	6.05%(e)	2.24%	3.12%	1.63%	1.93%	1.48%
Portfolio turnover rate	80%(d)	37%	166%	215%	233%	168%
Net assets, end of period (in thousands)	$9,209	$8,289	$56,280	$106,948	$104,316	$89,092
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.05%(e)	1.02%	0.89%	0.90%	0.93%	0.88%
Net investment income (loss) to average net assets	5.89%(e)	2.12%	3.10%	1.63%	1.91%	1.48%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the six months ended April 30, 2024, the total return would have been 14.09%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2427

Financial Highlights  (continued)
	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Class R
Net asset value, beginning of period	$10.85	$11.18	$ 14.20	$11.02	$11.75	$12.60
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.35	$ 0.20	$ 0.30	$ 0.09	$ 0.12	$ (0.05)(b)
Net realized and unrealized gain (loss) on investments	1.15	(0.26)	(3.05)	3.21	(0.81)	0.48
Net increase (decrease) from investment operations	$ 1.50	$ (0.06)	$ (2.75)	$ 3.30	$ (0.69)	$ 0.43
Distributions to shareholders:
Net investment income	$ (0.24)	$ (0.26)	$ (0.18)	$ (0.12)	$ (0.04)	$ (0.07)
Net realized gain	—	—	(0.09)	—	—	(1.21)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$ (0.24)	$ (0.27)	$ (0.27)	$ (0.12)	$ (0.04)	$ (1.28)
Net increase (decrease) in net asset value	$ 1.26	$ (0.33)	$ (3.02)	$ 3.18	$ (0.73)	$ (0.85)
Net asset value, end of period	$12.11	$10.85	$ 11.18	$14.20	$11.02	$11.75
Total return (c)	13.88%(d)(e)	(0.50)%	(19.60)%	30.10%	(5.90)%	3.73%
Ratio of net expenses to average net assets	1.44%(f)	1.65%	1.57%	1.93%	1.79%	2.91%
Ratio of net investment income (loss) to average net assets	6.01%(f)	1.80%	2.41%	0.68%	1.08%	(0.45)%
Portfolio turnover rate	80%(e)	37%	166%	215%	233%	168%
Net assets, end of period (in thousands)	$ 326	$ 207	$ 205	$ 321	$ 187	$ 141
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.60%(f)	1.77%	1.59%	1.93%	1.82%	2.91%
Net investment income (loss) to average net assets	5.85%(f)	1.68%	2.39%	0.68%	1.05%	(0.45)%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment gain (loss) in the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	For the period ended April 30, 2024, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class R's total return was less than 0.005%.
(e)	Not annualized.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
28Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Class Y
Net asset value, beginning of period	$ 11.11	$ 11.41	$ 14.52	$ 11.20	$ 12.09	$ 12.74
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.35	$ 0.28	$ 0.39	$ 0.23	$ 0.20	$ 0.17
Net realized and unrealized gain (loss) on investments	1.21	(0.25)	(3.13)	3.27	(0.78)	0.54
Net increase (decrease) from investment operations	$ 1.56	$ 0.03	$ (2.74)	$ 3.50	$ (0.58)	$ 0.71
Distributions to shareholders:
Net investment income	$ (0.29)	$ (0.32)	$ (0.28)	$ (0.18)	$ (0.31)	$ (0.15)
Net realized gain	—	—	(0.09)	—	—	(1.21)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$ (0.29)	$ (0.33)	$ (0.37)	$ (0.18)	$ (0.31)	$ (1.36)
Net increase (decrease) in net asset value	$ 1.27	$ (0.30)	$ (3.11)	$ 3.32	$ (0.89)	$ (0.65)
Net asset value, end of period	$ 12.38	$ 11.11	$ 11.41	$ 14.52	$ 11.20	$ 12.09
Total return (b)	14.11%(c)(d)	0.33%	(19.10)%	31.36%	(4.90)%	6.16%
Ratio of net expenses to average net assets	0.90%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	5.83%(e)	2.44%	3.09%	1.64%	1.75%	1.45%
Portfolio turnover rate	80%(d)	37%	166%	215%	233%	168%
Net assets, end of period (in thousands)	$42,864	$46,030	$75,209	$115,451	$103,698	$212,426
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.13%(e)	1.12%	0.98%	0.99%	1.00%	0.97%
Net investment income (loss) to average net assets	5.60%(e)	2.22%	3.01%	1.55%	1.65%	1.69%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the period ended April 30, 2024, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class Y's total return was less than 0.005%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2429

Notes to Financial Statements  |  4/30/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Equity Premium Income Fund (the “Fund”) is one of two portfolios comprising Pioneer Series Trust VI (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return, including high current income. Effective January 1, 2024, the Fund changed its name and investment objective. Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return.
Prior to November 30, 2023, the Fund was permitted to invest up to 25% of its total assets in a wholly-owned subsidiary, Flexible Opportunities Commodity Fund Ltd. (the Subsidiary). The Subsidiary acted as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund.  The Fund liquidated the Subsidiary on November 30, 2023.
The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either pershare voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K and Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi
30Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Distributor US, Inc., an affiliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other LIBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2023. Management is evaluating the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts, if applicable, that will undergo reference rate-related modifications as a result of the reference rate reform.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2431

Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
32Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of funds that are listed on an exchange, including exchange-listed closed-end funds and exchange-traded funds (ETFs), are valued by using the last sale price on the principal exchange where they are traded.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2433

B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
34Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

In determining the daily net asset value, the Fund estimates the reserve for the repatriation of taxes, if any, associated with its investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$5,396,546
Tax return of capital	161,772
Total	$5,558,318
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2435

The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2023:
2023
Distributable earnings/(losses):
Capital loss carryforward	$ (25,988,740)
Net unrealized appreciation	972,049
Total	$(25,016,691)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on passive foreign investment companies, and amortization and accretion adjustments.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $525 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions,
36Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2437

At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian
38Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute that excess to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you. You should consult your tax adviser about the tax consequences of your investment in the Fund.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Fund may invest in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2439

security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may
40Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund's Investment Management Agreement with the Adviser are calculated daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion, 0.675% of the next $1 billion of the Fund's average daily net assets and 0.65% of the Fund's average daily net assets over $2 billion.
During the six months ended April 30, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.70% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 1.20%, 0.90% and 0.90% of the average daily net assets attributable to Class A, Class K and Class Y shares, respectively. These expense limitations are in effect through March 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended April 30, 2024 are reflected in the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $11,619 in management fees payable to the Adviser at April 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30, 2024, the Fund
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2441

paid $6,556 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $2,717 and a payable for administrative expenses of $4,228, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$ 7,275
Class C	1,954
Class K	—
Class R	19
Class Y	1,997
Total	$11,245
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $3,221 in distribution fees payable to the Distributor at April 30, 2024.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to
42Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended April 30, 2024, CDSCs in the amount of $470 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Until January 31, 2024, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate (“SOFR”) plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender’s commitment were allocated among participating funds based on an allocation schedule set forth in the credit facility. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the six months ended April 30, 2024, the Fund had no borrowings under the credit facility.
7. Changes to Fund Name, Investment Objective and Principal Investment Strategies
As of January 1, 2024, the Fund changed its name, investment objective and principal investment strategies. As of January 1, 2024, the Fund is named Pioneer Equity Premium Income Fund, the Fund's investment objective is total return, including high current income, and the Fund's
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2443

principal investment strategy is to invest, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments. The Fund may invest up to 60% of its net assets in equity-linked notes. Prior to January 1, 2024, the Fund was named Pioneer Flexible Opportunities Fund and the Fund's investment objective was to seek total return. Prior to November 30, 2023, the Fund was permitted to invest up to 25% of its total assets in a wholly-owned subsidiary, Flexible Opportunities Commodity Fund Ltd. (the Subsidiary), in order to gain exposure to certain commodity-related investments. The Fund liquidated the Subsidiary on November 30, 2023.
44Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

Additional Information
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of Pioneer Equity Premium Income Fund (the “Fund”) due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended October 31, 2023 and October 31, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund’s financial statements for such periods; or (2) “reportable events” related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/2445

Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret*
Fred J. Ricciardi
Officers
Lisa M. Jones, President and
Chief Executive Officer
Marco Pirondini**
Executive Vice President
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
* Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
** Marco Pirondini was appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
46Pioneer Equity Premium Income Fund | Semiannual Report | 4/30/24

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 24879-13-0624

Pioneer Floating Rate Fund
Semiannual Report  |  April 30, 2024

A: FLARX	C: FLRCX	Y: FLYRX
IMPORTANT NOTICE – UPCOMING CHANGES TO PIONEER FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail starting in July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at amundi.com/usinvestors and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

visit us: www.amundi.com/us

Pioneer Floating Rate Fund | Semiannual Report | 4/30/241

Portfolio Summary  |  4/30/24
Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	U.S. Treasury Bills, 5/7/24	6.30%
2.	Invesco Senior Loan ETF	3.12
3.	First Brands Group LLC, First Lien 2021 Term Loan, Term Loan, 10.591% (Term SOFR + 500 bps), 3/30/27	1.43
4.	Garda World Security Corp., Fourth Additional Term Loan, 9.582% (Term SOFR + 425 bps), 2/1/29	1.17
5.	SPDR Blackstone Senior Loan ETF	1.17
6.	Novae LLC, Tranche B Term Loan, 10.479% (Term SOFR + 500 bps), 12/22/28	1.00
7.	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	0.94
8.	Radiate Holdco LLC, Amendment No. 6 Term B Loan, Term Loan, 8.68% (Term SOFR + 325 bps), 9/25/26	0.88
9.	Curia Global, Inc., First Lien 2021 Term Loan, Term Loan, 9.18% (Term SOFR + 375 bps), 8/30/26	0.87
10.	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, Term Loan, 9.841% (Term SOFR + 425 bps), 11/20/26	0.82
*   Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
†  Amount rounds to less than 0.1%.
2Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Prices and Distributions  |  4/30/24
Net Asset Value per Share
Class	4/30/24	10/31/23
A	$6.09	$6.00
C	$6.14	$6.05
Y	$6.15	$6.06

Distributions per Share: 11/1/23 - 4/30/24
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.2999	$—	$—
C	$0.2781	$—	$—
Y	$0.3116	$—	$—
Index Definitions
The Morningstar LSTA US Performing Loan Index provides broad and comprehensive total return metrics of the U.S. universe of syndicated term loans. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages 4 - 6.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/243

Performance Update | 4/30/24	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Floating Rate Fund at public offering price during the periods shown, compared to that of the Morningstar LSTA US Performing Loan Index.
Average Annual Total Returns (As of April 30, 2024)
Period	Net Asset Value (NAV)	Public Offering Price (POP)	Morningstar LSTA US Performing Loan Index
10 Years	3.34%	2.86%	4.87%
5 Years	3.61	2.64	5.48
1 Year	11.24	6.28	12.34
Expense Ratio Per prospectus dated March 1, 2024
Gross	Net
1.33%	1.08%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 4.50% sales charge. NAV returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2025 for Class A shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
4Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Performance Update | 4/30/24	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Floating Rate Fund  during the periods shown, compared to that of the Morningstar LSTA US Performing Loan Index.
Average Annual Total Returns (As of April 30, 2024)
Period	If Held	If Redeemed	Morningstar LSTA US Performing Loan Index
10 Years	2.64%	2.64%	4.87%
5 Years	2.99	2.99	5.48
1 Year	10.37	9.37	12.34
Expense Ratio Per prospectus dated March 1, 2024
Gross
1.91%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C shares held for less than one year are subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percent change in net asset value per share. “If Redeemed” returns reflect deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the five- and 10-year periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/245

Performance Update | 4/30/24	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Floating Rate Fund during the periods shown, compared to that of the Morningstar LSTA US Performing Loan Index.
Average Annual Total Returns (As of April 30, 2024)
Period	Net Asset Value (NAV)	Morningstar LSTA US Performing Loan Index
10 Years	3.75%	4.87%
5 Years	4.08	5.48
1 Year	11.54	12.34
Expense Ratio Per prospectus dated March 1, 2024
Gross	Net
0.93%	0.78%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2025 for Class Y shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
6Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund
Based on actual returns from November 1, 2023 through April 30, 2024.
Share Class	A	C	Y
Beginning Account Value on 11/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 4/30/24	$1,066.20	$1,061.90	$1,067.60
Expenses Paid During Period*	$5.39	$9.43	$3.86

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05%, 1.84%, and 0.75% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the partial year period).
Pioneer Floating Rate Fund | Semiannual Report | 4/30/247

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2023 through April 30, 2024.
Share Class	A	C	Y
Beginning Account Value on 11/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 4/30/24	$1,019.64	$1,015.71	$1,021.13
Expenses Paid During Period*	$5.27	$9.22	$3.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05%, 1.84%, and 0.75% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reﬂect the partial year period).
8Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Schedule of Investments  |  4/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.9%
	Senior Secured Floating Rate Loan Interests — 77.1% of Net Assets*(a)
	Advanced Materials — 1.2%
1,509,416	Gemini HDPE LLC, 2027 Advance, 8.591% (Term SOFR + 300 bps), 12/31/27	$ 1,512,246
1,785,702	Groupe Solmax, Inc., Initial Term Loan, 10.314% (Term SOFR + 475 bps), 5/29/28	1,762,265
	Total Advanced Materials	$3,274,511

	Advertising Sales — 0.1%
364,673	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.43% (Term SOFR + 400 bps), 8/21/28	$ 365,520
	Total Advertising Sales	$365,520

	Aerospace & Defense — 0.4%
1,232,500	ADS Tactical, Inc., Initial Term Loan, 11.18% (Term SOFR + 575 bps), 3/19/26	$ 1,241,744
	Total Aerospace & Defense	$1,241,744

	Airlines — 1.0%
1,242,222	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.336% (Term SOFR + 475 bps), 4/20/28	$ 1,293,675
1,148,400	American Airlines, Inc., Seventh Amendment Extended Term Loan, 8.598% (Term SOFR + 275 bps), 2/15/28	1,151,211
325,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 10.733% (Term SOFR + 525 bps), 6/21/27	333,915
	Total Airlines	$2,778,801

	Airport Development & Maintenance — 0.3%
962,615	Apple Bidco LLC, First Lien Initial Term Loan, 8.18% (Term SOFR + 275 bps), 9/22/28	$ 964,947
	Total Airport Development & Maintenance	$964,947

	Apparel Manufacturers — 0.5%
1,474,180	Hanesbrands Inc., Initial Tranche B Term Loan, 9.066% (Term SOFR + 250 bps), 3/8/30	$ 1,477,865
	Total Apparel Manufacturers	$1,477,865

The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/249

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Appliances — 0.3%
886,636	Osmosis Buyer Ltd. (AI Aqua Merger Sub, Inc.), 2022 Refinancing Term B Loan, 9.324% (Term SOFR + 400 bps), 7/31/28	$ 890,377
	Total Appliances	$890,377

	Applications Software — 1.2%
937,912	Central Parent LLC, First Lien 2023 Refinancing Term Loan, 9.309% (Term SOFR + 400 bps), 7/6/29	$ 942,557
730,051	EP Purchaser LLC, First Lien Closing Date Term Loan, 9.071% (Term SOFR + 350 bps), 11/6/28	726,781
1,744,552(b)	Loyalty Ventures, Inc., Term B Loan, 11.93% (LIBOR + 650 bps), 11/3/27	17,445
1,706,250	RealPage, Inc., First Lien Initial Term Loan, 8.43% (Term SOFR + 300 bps), 4/24/28	1,646,958
	Total Applications Software	$3,333,741

	Athletic Equipment — 0.4%
390,000	Amer Sports Co., Initial USD Term Loan, 8.576% (Term SOFR + 325 bps), 2/17/31	$ 391,950
595,000	Recess Holdings, Inc., First Lien Amendment No. 3 Term Loan, 9.843% (Term SOFR + 450 bps), 2/20/30	597,231
	Total Athletic Equipment	$989,181

	Auction House & Art Dealer — 0.5%
1,458,750	Sotheby's, 2021 Second Refinancing Term Loan, 10.09% (Term SOFR + 450 bps), 1/15/27	$ 1,428,116
	Total Auction House & Art Dealer	$1,428,116

	Auto Parts & Equipment — 2.2%
444,500	Adient US LLC, Term B-2 Loan, 8.066% (Term SOFR + 275 bps), 1/31/31	$ 446,966
4,017,124	First Brands Group LLC, First Lien 2021 Term Loan, 10.591% (Term SOFR + 500 bps), 3/30/27	3,855,435
2,029,382	IXS Holdings, Inc., Initial Term Loan, 9.693% (Term SOFR + 425 bps), 3/5/27	1,905,928
	Total Auto Parts & Equipment	$6,208,329

	Auto Repair Centers — 0.3%
910,000	Champions Holdco, Inc., Intial Term Loan, 10.072% (Term SOFR + 475 bps), 2/23/29	$ 914,123
	Total Auto Repair Centers	$914,123

The accompanying notes are an integral part of these financial statements.
10Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Auto-Truck Trailers — 1.0%
2,695,000	Novae LLC, Tranche B Term Loan, 10.479% (Term SOFR + 500 bps), 12/22/28	$ 2,687,139
	Total Auto-Truck Trailers	$2,687,139

	Beverages — 0.4%
655,000	Naked Juice LLC, First Lien Initial Term Loan, 8.659% (Term SOFR + 325 bps), 1/24/29	$ 634,590
399,000	Triton Water Holdings, Inc., 2024 First Lien Incremental Term Loan, 9.302% (Term SOFR + 400 bps), 3/31/28	398,950
	Total Beverages	$1,033,540

	Broadcast Service & Programing — 0.3%
720,598	Univision Communications, Inc., First Lien Initial Term Loan, 8.68% (Term SOFR + 325 bps), 1/31/29	$ 720,418
	Total Broadcast Service & Programing	$720,418

	Building & Construction — 0.4%
1,127,547	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 9.43% (Term SOFR + 400 bps), 10/29/27	$ 1,131,775
	Total Building & Construction	$1,131,775

	Building & Construction Products — 1.1%
1,445,127	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.671% (Term SOFR + 325 bps), 4/12/28	$ 1,419,235
1,326,041	CP Atlas Buyer, Inc., Term B Loan, 9.166% (Term SOFR + 375 bps), 11/23/27	1,320,691
265,000(c)	MI Windows and Doors LLC, 2024 Incremental Term Loan, 3/28/31	266,524
	Total Building & Construction Products	$3,006,450

	Building & Construction Products — 0.3%
750,862	LHS Borrower LLC, Initial Term Loan, 10.166% (Term SOFR + 475 bps), 2/16/29	$ 726,083
	Total Building & Construction Products	$726,083

	Building Production — 0.7%
977,500	Chariot Buyer LLC, First Lien Initial Term Loan, 8.666% (Term SOFR + 325 bps), 11/3/28	$ 977,325
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2411

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building Production — (continued)
205,000	Summit Materials LLC, Term B-2 Loan, 7.799% (Term SOFR + 250 bps), 1/12/29	$ 206,684
824,966	Vector WP MidCo, Inc. (Vector Canada Acquisition ULC), Initial Term B Loan, 10.433% (Term SOFR + 500 bps), 10/12/28	824,966
	Total Building Production	$2,008,975

	Building Production — 0.5%
1,240,641	Koppers Inc., Incremental Term B-1 Loan, 8.32% (Term SOFR + 300 bps), 4/10/30	$ 1,245,293
250,000	Potters Industries LLC, 2024 Incremental Term Loan, 9.047% (Term SOFR + 375 bps), 12/14/27	251,875
	Total Building Production	$1,497,168

	Building-Air & Heating — 0.1%
333,691	EMRLD Borrower LP, Initial Term B Loan, 7.816% (Term SOFR + 250 bps), 5/31/30	$ 334,682
	Total Building-Air & Heating	$334,682

	Building-Heavy Construction — 0.3%
975,000	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 8.68% (Term SOFR + 325 bps), 6/23/28	$ 959,644
	Total Building-Heavy Construction	$959,644

	Building-Maintenance & Service — 0.5%
1,328,189	ArchKey Holdings, Inc., First Lien Initial Term Loan, 10.68% (Term SOFR + 525 bps), 6/29/28	$ 1,331,095
	Total Building-Maintenance & Service	$1,331,095

	Cable & Satellite Television — 2.5%
1,979,257	Altice France S.A., USD TLB-[14] Loan, 10.829% (Term SOFR + 550 bps), 8/15/28	$ 1,486,092
1,422,143	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), 2022 Refinancing Term Loan, 9.821% (Term SOFR + 450 bps), 1/18/28	1,376,219
921,538	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 10.68% (Term SOFR + 525 bps), 8/2/29	923,513
2,934,950	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 8.68% (Term SOFR + 325 bps), 9/25/26	2,362,635
1,045,876	Virgin Media Bristol LLC, N Facility, 7.936% (Term SOFR + 250 bps), 1/31/28	1,027,899
	Total Cable & Satellite Television	$7,176,358

The accompanying notes are an integral part of these financial statements.
12Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Casino Hotels — 1.0%
2,204,943	Century Casinos, Inc., Term B Facility Loan, 11.427% (Term SOFR + 600 bps), 4/2/29	$ 2,151,656
598,473	Fertitta Entertainment LLC, Initial B Term Loan, 9.069% (Term SOFR + 375 bps), 1/27/29	600,680
	Total Casino Hotels	$2,752,336

	Casino Services — 0.5%
392,000	Caesars Entertainment, Inc., Incremental Term B1 Loan, 8.066% (Term SOFR + 275 bps), 2/6/31	$ 393,102
870,544	Everi Holdings, Inc., Term B Loan, 7.93% (Term SOFR + 250 bps), 8/3/28	874,149
91,093	Lucky Bucks LLC, Priority First Out Exit Term Loan, 12.974% (Term SOFR + 750 bps), 10/2/28	83,806
182,729	Lucky Bucks LLC, Priority Second Out Term Loan, 12.974% (Term SOFR + 750 bps), 10/2/29	139,787
	Total Casino Services	$1,490,844

	Cellular Telecom — 0.4%
924,743	CCI Buyer, Inc., First Lien Initial Term Loan, 9.302% (Term SOFR + 400 bps), 12/17/27	$ 924,974
1,339,558	Xplore Inc., First Lien Refinancing Term Loan, 9.571% (Term SOFR + 400 bps), 10/2/28	277,121
	Total Cellular Telecom	$1,202,095

	Chemicals-Diversified — 1.3%
446,625	Ineos Quattro Holdings UK Limited, 2030 Tranche B Dollar Term Loan, 9.166% (Term SOFR + 375 bps), 3/14/30	$ 446,346
425,000	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 9.666% (Term SOFR + 425 bps), 4/2/29	424,469
694,750	Ineos US Finance LLC, 2030 Dollar Term Loan, 8.916% (Term SOFR + 350 bps), 2/18/30	696,921
1,255,394	LSF11 A5 Holdco LLC, Fourth Amendment Incremental Term Loan, 9.665% (Term SOFR + 425 bps), 10/15/28	1,259,710
759,500	LSF11 A5 HoldCo LLC, Term Loan, 8.93% (Term SOFR + 350 bps), 10/15/28	760,806
	Total Chemicals-Diversified	$3,588,252

	Chemicals-Plastics — 0.2%
598,477	Bakelite US Holdco, Inc., Initial Loan, 9.459% (Term SOFR + 400 bps), 5/29/29	$ 602,841
	Total Chemicals-Plastics	$602,841

The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2413

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals-Specialty — 1.1%
1,202,530	Mativ Holdings, Inc., Term B Loan, 9.18% (Term SOFR + 375 bps), 4/20/28	$ 1,202,530
595,500	Nouryon Finance B.V., 2023 Term Loan, 9.423% (Term SOFR + 400 bps), 4/3/28	597,826
248,125	Nouryon Finance B.V., Extended Dollar Term Loan, 9.419% (Term SOFR + 400 bps), 4/3/28	249,107
1,064,086	Olympus Water US Holding Corp., Initial Dollar Term Loan, 9.321% (Term SOFR + 375 bps), 11/9/28	1,067,610
	Total Chemicals-Specialty	$3,117,073

	Commercial Services — 0.5%
900,000	PG Polaris Bidco S.a.r.l., Initial Term Loan, 8.812% (Term SOFR + 350 bps), 3/26/31	$ 904,313
406,571	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 9.18% (Term SOFR + 375 bps), 12/15/28	404,574
	Total Commercial Services	$1,308,887

	Commercial Services — 0.6%
977,550	AEA International Holdings (Luxembourg) S.a.r.l, New Term Loan, 8.81% (Term SOFR + 350 bps), 9/7/28	$ 982,438
770,000	DS Parent, Inc., Term Loan B, 10.798% (Term SOFR + 550 bps), 1/31/31	765,187
	Total Commercial Services	$1,747,625

	Computer Data Security — 0.6%
2,145,000	Magenta Buyer LLC, First Lien Initial Term Loan, 10.591% (Term SOFR + 500 bps), 7/27/28	$ 1,089,928
632,950	Precisely Software, Inc., First Lien Third Amendment Term Loan, 11.75% (Term SOFR + 425 bps), 4/24/28	631,665
	Total Computer Data Security	$1,721,593

	Computer Services — 1.0%
875,000	Ahead DB Holdings LLC, 2024 First Lien Incremental Term Loan, 9.559% (Term SOFR + 425 bps), 2/1/31	$ 881,106
875,250	Ahead DB Holdings LLC, First Lien Term B Loan, 9.159% (Term SOFR + 375 bps), 10/18/27	877,560
1,187,421	MAG DS Corp., Initial Term Loan, 10.902% (Term SOFR + 550 bps), 4/1/27	1,092,427
	Total Computer Services	$2,851,093

The accompanying notes are an integral part of these financial statements.
14Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Computer Software — 1.0%
1,372,000	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 9.18% (Term SOFR + 375 bps), 10/16/28	$ 1,316,262
1,694,775	Help/Systems Holdings, Inc., Term Loan, 9.43% (Term SOFR + 400 bps), 11/19/26	1,627,513
	Total Computer Software	$2,943,775

	Computers-Integrated Systems — 0.7%
1,277,461	Atlas CC Acquisition Corp., First Lien Term B Loan, 9.855% (Term SOFR + 425 bps), 5/25/28	$ 1,176,595
259,822	Atlas CC Acquisition Corp., First Lien Term C Loan, 9.855% (Term SOFR + 425 bps), 5/25/28	239,307
677,620	NCR Atleos LLC, Term Loan B, 10.179% (Term SOFR + 475 bps), 3/27/29	683,232
	Total Computers-Integrated Systems	$2,099,134

	Consulting Services — 1.0%
1,894,834	Ankura Consulting Group LLC, 2024 Repricing Term Loan, 9.564% (Term SOFR + 425 bps), 3/17/28	$ 1,903,361
770,386	First Advantage Holdings LLC, First Lien Term B-1 Loan, 8.18% (Term SOFR + 275 bps), 1/31/27	771,589
	Total Consulting Services	$2,674,950

	Containers-Paper & Plastic — 0.4%
580,000(c)	LC Ahab US Bidco LLC, Term Loan B, 4/11/31	$ 582,175
455,772	Pactiv Evergreen, Inc., Tranche B-2 U.S. Term Loan, 8.68% (Term SOFR + 325 bps), 2/5/26	458,388
	Total Containers-Paper & Plastic	$1,040,563

	Data Processing & Management — 0.1%
279,300	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 7.566% (Term SOFR + 225 bps), 1/31/31	$ 279,067
	Total Data Processing & Management	$279,067

	Diagnostic Equipment — 0.8%
2,456,850	Curia Global, Inc., First Lien 2021 Term Loan, 9.18% (Term SOFR + 375 bps), 8/30/26	$ 2,339,931
	Total Diagnostic Equipment	$2,339,931

	Dialysis Centers — 1.1%
1,300,000(c)	DaVita Inc., Term Loan, 5/6/31	$ 1,293,906
2,046,839	U.S. Renal Care, Inc., Closing Date Term Loan, 10.316% (Term SOFR + 500 bps), 6/20/28	1,840,450
	Total Dialysis Centers	$3,134,356

The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2415

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Disposable Medical Products — 0.6%
1,562,161	Medline Borrower LP, Refinancing Term Loan, 8.068% (Term SOFR + 275 bps), 10/23/28	$ 1,568,102
	Total Disposable Medical Products	$1,568,102

	Distribution & Wholesale — 1.4%
1,372,000	AIP RD Buyer Corp., First Lien Term Loan B, 9.565% (Term SOFR + 425 bps), 12/22/28	$ 1,376,573
1,190,000(c)	Barentz International B.V., (USD) Term Loan, 3/30/31	1,197,437
732,177	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 9.166% (Term SOFR + 375 bps), 3/20/25	703,073
598,500	Windsor Holdings III LLC, 2024 Dollar Refinancing Term B Loan, 9.319% (Term SOFR + 400 bps), 8/1/30	604,423
	Total Distribution & Wholesale	$3,881,506

	E-Commerce — 0.6%
1,225,009	TA TT Buyer LLC, First Lien Initial Term Loan, 10.302% (Term SOFR + 500 bps), 4/2/29	$ 1,230,369
394,188	Uber Technologies, Inc., 2023 Refinancing Term Loan, 8.079% (Term SOFR + 275 bps), 3/3/30	397,158
	Total E-Commerce	$1,627,527

	E-Commerce — 0.1%
300,000	Stubhub Holdco Sub LLC, Extended USD Term B Loan, 10.066% (Term SOFR + 475 bps), 3/15/30	$ 300,937
	Total E-Commerce	$300,937

	Electric-Generation — 1.4%
556,979	Compass Power Generation LLC, Tranche B-2 Term Loan, 9.679% (Term SOFR + 425 bps), 4/14/29	$ 561,504
1,478,185	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.18% (Term SOFR + 375 bps), 10/2/25	1,478,185
484,665	Generation Bridge Northeast LLC, Term Loan B, 8.816% (Term SOFR + 350 bps), 8/22/29	487,694
899,194	Vistra Operations Company LLC, 2018 Incremental Term Loan, 7.316% (Term SOFR + 200 bps), 12/20/30	900,361
610,000	Vistra Zero Operating Company LLC, Initial Term Loan, 8.068% (Term SOFR + 275 bps), 4/30/31	612,555
	Total Electric-Generation	$4,040,299

	Electric-Integrated — 0.5%
869,947	Constellation Renewables LLC, Loan, 8.105% (Term SOFR + 250 bps), 12/15/27	$ 871,237
The accompanying notes are an integral part of these financial statements.
16Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Electric-Integrated — (continued)
134,286	Talen Energy Supply LLC, Initial Term C Loan, 9.826% (Term SOFR + 450 bps), 5/17/30	$ 134,884
313,346	Talen Energy Supply LLC, Initial Term Loan B, 9.826% (Term SOFR + 450 bps), 5/17/30	314,742
	Total Electric-Integrated	$1,320,863

	Electronic Composition — 0.4%
660,638	Natel Engineering Co., Inc., Initial Term Loan, 11.693% (Term SOFR + 625 bps), 4/30/26	$ 581,361
497,448	Synaptics, Inc., First Amendment Incremental Term Loan, 7.835% (Term SOFR + 225 bps), 12/2/28	497,604
	Total Electronic Composition	$1,078,965

	Engines — 1.1%
397,980	Arcline FM Holdings LLC, First Lien Initial Term Loan, 10.321% (Term SOFR + 475 bps), 6/23/28	$ 399,422
102,624	Arcline FM Holdings LLC, Second Lien Initial Term Loan, 13.821% (Term SOFR + 825 bps), 6/25/29	101,342
1,000,000	INNIO Group Holding GmbH, Extended Facility B, 9.578% (Term SOFR + 425 bps), 11/2/28	1,008,125
1,624,927	LSF12 Badger Bidco LLC, Initial Term Loan, 11.316% (Term SOFR + 600 bps), 8/30/30	1,635,083
	Total Engines	$3,143,972

	Enterprise Software & Services — 0.8%
600,000	Cloud Software Group, Inc., Third Amendment Term Loan (First Lien), 9.929% (Term SOFR + 450 bps), 3/21/31	$ 599,813
417,837	Open Text Corp., 2023 Replacement Term Loan, 8.166% (Term SOFR + 275 bps), 1/31/30	419,600
980,000	Project Alpha Intermediate Holding, Inc., Initial Term Loan, 10.079% (Term SOFR + 475 bps), 10/28/30	984,627
249,373	Quartz Acquireco LLC, Term Loan, 8.809% (Term SOFR + 350 bps), 6/28/30	250,984
	Total Enterprise Software & Services	$2,255,024

	Finance-Investment Banker — 0.9%
982,700	Citadel Securities LP, Term Loan, 7.566% (Term SOFR + 225 bps), 7/29/30	$ 985,772
908,258	Hudson River Trading LLC, Term Loan, 8.433% (Term SOFR + 300 bps), 3/20/28	906,870
698,196	Jane Street Group LLC, 2024 Repricing Term Loan, 7.93% (Term SOFR + 250 bps), 1/26/28	699,286
	Total Finance-Investment Banker	$2,591,928

The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2417

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Finance-Leasing Company — 1.2%
1,213,517	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.915% (Term SOFR + 150 bps), 2/12/27	$ 1,215,305
788,647	Castlelake Aviation One Designated Activity Co., 2023 Incremental Term Loan, 8.079% (Term SOFR + 275 bps), 10/22/27	790,830
1,322,777	Fly Funding II S.a r.l., Replacement Loan, 7.33% (SOFR + 175 bps), 8/11/25	1,291,360
	Total Finance-Leasing Company	$3,297,495

	Food-Catering — 0.2%
446,625	Aramark Intermediate HoldCo Corp., Term B-8 Loan, 7.316% (Term SOFR + 200 bps), 6/22/30	$ 447,295
	Total Food-Catering	$447,295

	Food-Confectionery — 0.2%
600,000	Fiesta Purchaser, Inc., Initial Term Loan, 9.318% (Term SOFR + 400 bps), 2/12/31	$ 603,041
	Total Food-Confectionery	$603,041

	Food-Dairy Products — 0.5%
399,000	Chobani LLC, 2023 Additional Term Loan, 9.071% (Term SOFR + 375 bps), 10/25/27	$ 401,743
1,013,250	Chobani LLC., 2020 New Term Loan, 8.68% (Term SOFR + 325 bps), 10/25/27	1,019,267
	Total Food-Dairy Products	$1,421,010

	Footwear & Related Apparel — 0.4%
1,012,500	Crocs, Inc., 2024 Refinancing Term Loan, 7.552% (Term SOFR + 225 bps), 2/20/29	$ 1,018,090
	Total Footwear & Related Apparel	$1,018,090

	Gambling (Non-Hotel) — 1.1%
723,150	Bally's Corp., Term B Facility Loan, 8.836% (Term SOFR + 325 bps), 10/2/28	$ 682,850
508,725	Flutter Entertainment Plc, Term B Loan, 7.559% (Term SOFR + 225 bps), 11/25/30	510,315
1,796,391	Light and Wonder International, Inc., Term B-1 Loan, 8.071% (Term SOFR + 275 bps), 4/14/29	1,801,835
	Total Gambling (Non-Hotel)	$2,995,000

	Gas-Distribution — 0.5%
1,375,000	NGL Energy Operating LLC, Initial Term Loan, 9.816% (Term SOFR + 450 bps), 2/3/31	$ 1,382,391
	Total Gas-Distribution	$1,382,391

The accompanying notes are an integral part of these financial statements.
18Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Golf — 0.2%
693,000	Topgolf Callaway Brands Corp., Intial Term Loan, 8.316% (Term SOFR + 300 bps), 3/15/30	$ 696,218
	Total Golf	$696,218

	Hazardous Waste Disposal — 0.1%
329,175	JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 9.816% (Term SOFR + 450 bps), 10/17/30	$ 330,461
	Total Hazardous Waste Disposal	$330,461

	Hotels & Motels — 0.9%
1,434,735(c)	Playa Resorts Holding B.V., 2022 Term Loan, 1/5/29	$ 1,442,433
997,500	Travel + Leisure Co., 2023 Incremental Term Loan, 8.665% (Term SOFR + 325 bps), 12/14/29	1,001,396
	Total Hotels & Motels	$2,443,829

	Housewares — 0.1%
365,000(c)	American Greetings Corp., Term Loan, 10/23/29	$ 365,570
	Total Housewares	$365,570

	Independent Power Producer — 0.2%
694,757	EFS Cogen Holdings I LLC, Term B Advance, 9.08% (Term SOFR + 350 bps), 10/1/27	$ 695,867
	Total Independent Power Producer	$695,867

	Insurance Brokers — 0.6%
937,500	HIG Finance 2 Ltd., 2024 Dollar Term Loan, 8.816% (Term SOFR + 350 bps), 2/15/31	$ 941,335
616,900	USI, Inc., 2023 Second Funding New Term Loan, 8.552% (Term SOFR + 325 bps), 9/27/30	619,406
	Total Insurance Brokers	$1,560,741

	Internet Content — 0.5%
1,341,989	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.566% (Term SOFR + 425 bps), 5/3/28	$ 1,338,634
	Total Internet Content	$1,338,634

	Investment Management & Advisory Services — 1.2%
869,355	Allspring Buyer LLC, Initial Term Loan, 8.824% (Term SOFR + 325 bps), 11/1/28	$ 867,725
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2419

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Investment Management & Advisory Services — (continued)
992,811	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 8.93% (Term SOFR + 350 bps), 4/7/28	$ 994,415
1,522,716(c)	Russell Investments US Institutional Holdco, Inc., PIK Term Loan, 5/30/27	1,385,671
	Total Investment Management & Advisory Services	$3,247,811

	Lasers-System & Components — 0.4%
1,252,333	Coherent Corp., Term B1 Loan, 7.829% (Term SOFR + 250 bps), 7/2/29	$ 1,257,420
	Total Lasers-Syst/Components	$1,257,420

	Medical Diagnostic Imaging — 0.6%
1,703,294	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 10.702% (Term SOFR + 525 bps), 12/15/27	$ 1,709,415
	Total Medical Diagnostic Imaging	$1,709,415

	Medical Information Systems — 2.1%
1,970,742	athenahealth Group, Inc., Initial Term Loan, 8.566% (Term SOFR + 325 bps), 2/15/29	$ 1,966,430
1,822,679	Gainwell Acquisition Corp., First Lien Term B Loan, 9.409% (Term SOFR + 400 bps), 10/1/27	1,743,697
1,458,750	One Call Corp., First Lien Term B Loan, 11.085% (Term SOFR + 550 bps), 4/22/27	1,379,430
700,000	Waystar Technologies, Inc., First Lien 2024 Initial Term Loan, 9.315% (Term SOFR + 400 bps), 10/22/29	704,813
	Total Medical Information Systems	$5,794,370

	Medical Labs & Testing Services — 2.5%
740,625	Charlotte Buyer, Inc., First Lien Initial Term Loan B, 10.571% (Term SOFR + 525 bps), 2/11/28	$ 745,717
979,644	eResearchTechnology, Inc., First Lien Initial Term Loan, 9.93% (Term SOFR + 450 bps), 2/4/27	983,930
1,685,869	FC Compassus LLC, Term B-1 Loan, 9.683% (Term SOFR + 425 bps), 12/31/26	1,655,312
538,675	Icon Public Ltd. Co., Repriced Lux Term Loan, 7.309% (Term SOFR + 200 bps), 7/3/28	541,157
134,211	Icon Public Ltd. Co., Repriced U.S. Term Loan, 7.309% (Term SOFR + 200 bps), 7/3/28	134,830
1,213,801	Phoenix Guarantor Inc., First Lien Tranche B-4 Term Loan, 8.566% (Term SOFR + 325 bps), 2/21/31	1,206,299
The accompanying notes are an integral part of these financial statements.
20Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Medical Labs & Testing Services — (continued)
486,250	Sound Inpatient Physicians, Inc., First Lien 2021 Incremental Term Loan, 8.591% (Term SOFR + 300 bps), 6/27/25	$ 283,241
964,194	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 8.591% (Term SOFR + 300 bps), 6/27/25	561,643
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 12.341% (Term SOFR + 675 bps), 6/26/26	40,000
970,076	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.692% (Term SOFR + 425 bps), 10/1/28	941,216
	Total Medical Labs & Testing Services	$7,093,345

	Medical-Biomedical & Generation — 0.7%
1,949,076	ANI Pharmaceuticals, Inc., Initial Term Loan, 11.43% (Term SOFR + 600 bps), 11/19/27	$ 1,955,167
	Total Medical-Biomedical & Generation	$1,955,167

	Medical-Drugs — 2.6%
1,368,750	Bausch Health Cos., Inc., Second Amendment Term Loan, 10.668% (Term SOFR + 525 bps), 2/1/27	$ 1,153,660
1,567,504(b)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 14.50% (LIBOR + 400 bps), 3/27/28	1,018,878
475,000(c)	Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 4/9/31	474,332
830,000	Financiere Mendel, Facility B, 9.564% (Term SOFR + 425 bps), 11/12/30	836,484
1,094,657	Jazz Pharmaceuticals Public Ltd. Co., Additional Tranche B-1 Dollar Term Loan, 8.43% (Term SOFR + 300 bps), 5/5/28	1,102,259
1,695,000	Organon & Co., Dollar Term Loan, 8.433% (Term SOFR + 300 bps), 6/2/28	1,705,946
1,176,471	Padagis LLC, Term B Loan, 10.314% (Term SOFR + 475 bps), 7/6/28	1,082,353
	Total Medical-Drugs	$7,373,912

	Medical-Generic Drugs — 0.7%
1,366,405	Amneal Pharmaceuticals LLC, Initial Term Loan, 10.815% (Term SOFR + 550 bps), 5/4/28	$ 1,367,259
738,750	Perrigo Company Plc, Initial Term B Loan, 7.666% (Term SOFR + 225 bps), 4/20/29	738,381
	Total Medical-Generic Drugs	$2,105,640

	Medical-Hospitals — 0.9%
2,450,000	EyeCare Partners LLC, First Lien Amendment No. 1 Term Loan, 9.066% (Term SOFR + 375 bps), 11/15/28	$ 1,159,666
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2421

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Hospitals — (continued)
1,954,980	Knight Health Holdings LLC, Term B Loan, 10.68% (Term SOFR + 525 bps), 12/23/28	$ 816,204
722,130	Quorum Health Corp., Exit Term Loan, 13.647% (Term SOFR + 825 bps), 4/29/25	494,659
	Total Medical-Hospitals	$2,470,529

	Medical-Wholesale Drug Distribution — 0.8%
841,500	CVET Midco 2 LP, First Lien Initial Term Loan, 10.309% (Term SOFR + 500 bps), 10/13/29	$ 843,837
1,286,591	Owens & Minor, Inc., Term B-1 Loan, 9.166% (Term SOFR + 375 bps), 3/29/29	1,297,045
	Total Medical-Wholesale Drug Distribution	$2,140,882

	Metal Processors & Fabrication — 0.2%
668,395	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.555% (Term SOFR + 400 bps), 10/12/28	$ 667,559
	Total Metal Processors & Fabrication	$667,559

	Metal-Aluminum — 0.5%
1,504,449	Arsenal AIC Parent LLC, 2024 Term B Loan, 9.066% (Term SOFR + 375 bps), 8/18/30	$ 1,517,613
	Total Metal-Aluminum	$1,517,613

	Mining Services — 0.1%
252,905	Flame NewCo LLC, First Lien New Money Exit Term Loan, 7.418% (Term SOFR + 200 bps), 6/30/28	$ 236,466
	Total Mining Services	$236,466

	Non-hazardous Waste Disposal — 0.4%
648,308	GFL Environmental, Inc., 2023-A Refinancing Term Loan, 7.826% (Term SOFR + 250 bps), 5/31/27	$ 651,904
502,250	MIP V Waste LLC, Initial Term Loan, 8.841% (Term SOFR + 325 bps), 12/8/28	504,761
	Total Non-hazardous Waste Disposal	$1,156,665

	Office Automation & Equipment — 0.2%
679,000	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 9.43% (Term SOFR + 400 bps), 3/17/28	$ 678,717
	Total Office Automation & Equipment	$678,717

	Pastoral & Agricultural — 0.5%
1,319,625	Alltech, Inc., Term B Loan, 9.43% (Term SOFR + 400 bps), 10/13/28	$ 1,313,027
	Total Pastoral & Agricultural	$1,313,027

The accompanying notes are an integral part of these financial statements.
22Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Pharmacy Services — 0.2%
635,375	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 8.18% (Term SOFR + 275 bps), 10/27/28	$ 637,599
	Total Pharmacy Services	$637,599

	Physical Practice Management — 0.4%
1,176,694	Team Health Holdings, Inc., Extended Term Loan, 10.566% (Term SOFR + 525 bps), 3/2/27	$ 1,036,373
	Total Physical Practice Management	$1,036,373

	Physical Therapy & Rehabilitation Centers — 1.1%
838,701	Summit Behavioral Healthcare LLC, First Lien Term Loan B, 9.568% (Term SOFR + 425 bps), 11/24/28	$ 841,846
2,413,016	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.841% (Term SOFR + 425 bps), 11/20/26	2,219,975
	Total Physical Therapy & Rehabilitation Centers	$3,061,821

	Pipelines — 2.2%
421,875	Brazos Delaware II LLC, Initial Term Loan, 9.065% (Term SOFR + 375 bps), 2/11/30	$ 423,237
956,033	Buckeye Partners LP, 2023 Tranche B-2 Term Loan, 7.816% (Term SOFR + 250 bps), 11/22/30	960,433
764,433	GIP III Stetson I LP (GIP III Stetson II LP), 2023 Initial Term Loan, 9.666% (Term SOFR + 425 bps), 10/31/28	768,494
339,150	GIP Pilot Acquisition Partners LP, Initial Term Loan, 8.308% (Term SOFR + 300 bps), 10/4/30	341,270
721,338	M6 ETX Holdings II MidCo LLC, Initial Term Loan, 9.916% (Term SOFR + 450 bps), 9/19/29	723,423
1,945,642	Oryx Midstream Services Permian Basin LLC, 2024 Refinancing Term Loan, 8.436% (Term SOFR + 300 bps), 10/5/28	1,954,965
1,131,620	Traverse Midstream Partners LLC, Advance, 8.829% (Term SOFR + 350 bps), 2/16/28	1,136,394
	Total Pipelines	$6,308,216

	Professional Sports — 0.4%
1,250,000	Formula One Management Ltd., First Lien Facility B Loan, 7.559% (Term SOFR + 225 bps), 1/15/30	$ 1,253,594
	Total Professional Sports	$1,253,594

	Property & Casualty Insurance — 1.5%
495,000	Asurion LLC, New B-11 Term Loan, 9.666% (Term SOFR + 425 bps), 8/19/28	$ 484,069
1,959,596	Asurion LLC, New B-9 Term Loan, 8.68% (Term SOFR + 325 bps), 7/31/27	1,907,806
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2423

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Property & Casualty Insurance — (continued)
750,000	Asurion LLC, Second Lien New B-4 Term Loan, 10.68% (Term SOFR + 525 bps), 1/20/29	$ 678,223
1,185,215	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, 9.066% (Term SOFR + 375 bps), 2/24/28	1,191,141
	Total Property & Casualty Insurance	$4,261,239

	Protection-Safety — 0.3%
972,562	Prime Security Services Borrower LLC, 2024 First Lien Refinancing Term B-1 Loan, 7.579% (Term SOFR + 225 bps), 10/13/30	$ 975,602
	Total Protection-Safety	$975,602

	Publishing — 1.5%
650,000	Cengage Learning, Inc., Term B Loan (First Lien), 9.565% (Term SOFR + 425 bps), 3/24/31	$ 652,031
1,470,000	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 10.666% (Term SOFR + 525 bps), 4/9/29	1,440,206
2,193,750	McGraw-Hill Education, Inc., Initial Term Loan, 10.18% (Term SOFR + 475 bps), 7/28/28	2,198,015
	Total Publishing	$4,290,252

	Publishing-Periodicals — 0.3%
857,500	MJH Healthcare Holdings LLC, Initial Term B Loan, 8.916% (Term SOFR + 350 bps), 1/28/29	$ 858,572
	Total Publishing-Periodicals	$858,572

	Recreational Centers — 0.5%
1,487,659	Fitness International LLC, Term B Loan, 10.58% (Term SOFR + 525 bps), 2/12/29	$ 1,472,782
	Total Recreational Centers	$1,472,782

	Recycling — 0.6%
1,753,432	LTR Intermediate Holdings, Inc., Initial Term Loan, 9.93% (Term SOFR + 450 bps), 5/5/28	$ 1,685,487
	Total Recycling	$1,685,487

	Rental Auto & Equipment — 0.8%
501,576	Avis Budget Car Rental LLC, New Tranche C Term Loan, 8.416% (Term SOFR + 300 bps), 3/16/29	$ 500,636
The accompanying notes are an integral part of these financial statements.
24Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Rental Auto & Equipment — (continued)
1,636,570	Hertz Corp., Initial Term B Loan, 8.68% (Term SOFR + 325 bps), 6/30/28	$ 1,511,441
317,152	Hertz Corp., Initial Term C Loan, 8.68% (Term SOFR + 325 bps), 6/30/28	293,762
	Total Rental Auto & Equipment	$2,305,839

	Resorts/Theme Parks — 0.4%
1,125,000(c)	Cedar Fair, L.P., Term Loan B, 4/18/31	$ 1,128,516
	Total Resorts/Theme Parks	$1,128,516

	Retail — 2.2%
760,672	Harbor Freight Tools USA, Inc., 2021 Initial Term Loan, 8.18% (Term SOFR + 275 bps), 10/19/27	$ 762,257
1,458,750	Michaels Cos, Inc., Term Loan B, 9.821% (Term SOFR + 425 bps), 4/15/28	1,363,526
1,079,140	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.821% (Term SOFR + 325 bps), 3/3/28	936,153
1,653,250	PetSmart LLC, Initial Term Loan, 9.166% (Term SOFR + 375 bps), 2/11/28	1,631,033
887,500	Torrid LLC, Closing Date Term Loan, 11.112% (Term SOFR + 550 bps), 6/14/28	774,344
863,583	White Cap Supply Holdings LLC, Initial Closing Date Term Loan, 9.066% (Term SOFR + 375 bps), 10/19/27	867,406
	Total Retail	$6,334,719

	Retail — 0.4%
340,000	Kodiak BP LLC, 2024-1 Term Loan, 9.059% (Term SOFR + 375 bps), 3/12/28	$ 341,629
933,725	RVR Dealership Holdings LLC, Term Loan, 9.168% (Term SOFR + 375 bps), 2/8/28	878,869
	Total Retail	$1,220,498

	Retail-Catalog Shopping — 0.3%
980,814	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 8.666% (Term SOFR + 325 bps), 11/1/28	$ 871,902
	Total Retail-Catalog Shopping	$871,902

	Retail-Misc/Diversified — 0.4%
577,500	Lakeshore Learning Materials LLC, First Lien Initial Term Loan, 8.93% (Term SOFR + 350 bps), 9/29/28	$ 579,666
600,000	Peer Holding III B.V., Facility B4, 8.559% (Term SOFR + 325 bps), 10/28/30	602,875
	Total Retail-Misc/Diversified	$1,182,541

The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2425

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Schools — 0.3%
785,921	Fugue Finance LLC, Existing Term Loan, 9.343% (Term SOFR + 400 bps), 1/31/28	$ 789,789
	Total Schools	$789,789

	Security Services — 1.6%
1,442,793	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 9.166% (Term SOFR + 375 bps), 5/12/28	$ 1,444,797
3,137,729	Garda World Security Corp., Fourth Additional Term Loan, 9.582% (Term SOFR + 425 bps), 2/1/29	3,155,658
	Total Security Services	$4,600,455

	Telecommunication Equipment — 0.4%
990,025	Ciena Corp., 2020 Refinancing Term Loan, 9.50% (Term SOFR + 200 bps), 10/24/30	$ 993,738
	Total Telecommunication Equipment	$993,738

	Telephone-Integrated — 0.7%
952,352	Level 3 Financing, Inc., Term B-1, 11.875% (Term SOFR + 656 bps), 4/15/29	$ 938,662
952,352	Level 3 Financing, Inc., Term B-2, 11.875% (Term SOFR + 656 bps), 4/15/30	934,693
	Total Telephone-Integrated	$1,873,355

	Television — 0.3%
725,567	Gray Television, Inc., Term E Loan, 7.942% (Term SOFR + 250 bps), 1/2/26	$ 717,461
	Total Television	$717,461

	Textile-Home Furnishings — 0.2%
980,000	Runner Buyer, Inc., Initial Term Loan, 10.958% (Term SOFR + 550 bps), 10/20/28	$ 649,250
	Total Textile-Home Furnishings	$649,250

	Theaters — 0.5%
990,000	Cinemark USA, Inc., Term Loan, 9.052% (Term SOFR + 375 bps), 5/24/30	$ 995,692
396,000	Cirque du Soleil Canada Inc., Initial Term Loan, 9.552% (Term SOFR + 425 bps), 3/8/30	396,198
	Total Theaters	$1,391,890

	Transportation Services — 1.1%
997,700	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 10.169% (Term SOFR + 475 bps), 4/6/28	$ 994,583
The accompanying notes are an integral part of these financial statements.
26Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Transportation Services — (continued)
1,605,147	First Student Bidco, Inc., Initial Term B Loan, 8.564% (Term SOFR + 300 bps), 7/21/28	$ 1,608,031
488,174	First Student Bidco, Inc., Initial Term C Loan, 8.564% (Term SOFR + 300 bps), 7/21/28	489,051
	Total Transportation Services	$3,091,665

	Transport-Rail — 0.2%
493,000(c)	Genesee & Wyoming Inc., Initial Term Loan, 4/10/31	$ 493,573
	Total Transport-Rail	$493,573

	Veterinary Diagnostics — 0.6%
895,285	Elanco Animal Health Inc., Term Loan, 7.177% (Term SOFR + 175 bps), 8/1/27	$ 894,468
823,566	Southern Veterinary Partners LLC, First Lien Initial Term Loan, 9.43% (Term SOFR + 400 bps), 10/5/27	825,727
	Total Veterinary Diagnostics	$1,720,195

	Total Senior Secured Floating Rate Loan Interests (Cost $228,055,784)	$217,705,223

Shares
	Common Stocks — 0.3% of Net Assets
	Construction & Engineering — 0.1%
26,228	LB New Holdco	$ 327,850
	Total Construction & Engineering	$327,850

	Metals & Mining — 0.0%†
3,810	Flame Co.	$ 20,955
	Total Metals & Mining	$20,955

	Passenger Airlines — 0.2%
33,954	Grupo Aeromexico SAB de CV	$ 584,705
	Total Passenger Airlines	$584,705

	Total Common Stocks (Cost $533,894)	$933,510

The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2427

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — 1.4% of Net Assets
1,000,000	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 12.089% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	$ 933,738
1,000,000	AB BSL CLO 1, Ltd., Series 2020-1A, Class ER, 12.189% (3 Month Term SOFR + 686 bps), 1/15/35 (144A)	974,592
1,000,000	AGL CLO 17, Ltd., Series 2022-17A, Class E, 11.675% (3 Month Term SOFR + 635 bps), 1/21/35 (144A)	987,500
1,000,000	Crown Point CLO 11, Ltd., Series 2021-11A, Class E, 12.389% (3 Month Term SOFR + 707 bps), 1/17/34 (144A)	968,499
	Total Asset Backed Securities (Cost $3,966,018)	$3,864,329

	Commercial Mortgage-Backed Securities—0.2% of Net Assets
522,757	BX Trust, Series 2022-PSB, Class F, 12.654% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 519,772
74,237	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.687% (SOFR30A + 636 bps), 1/25/27 (144A)	67,441
106,087	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.437% (SOFR30A + 911 bps), 7/25/30 (144A)	99,734
	Total Commercial Mortgage-Backed Securities (Cost $705,037)	$686,947

	Corporate Bonds — 4.9% of Net Assets
	Advertising — 0.1%
265,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 213,544
	Total Advertising	$213,544

	Airlines — 1.0%
160,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 154,644
2,590,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	2,539,466
	Total Airlines	$2,694,110

	Auto Parts & Equipment — 0.1%
250,000	Adient Global Holdings, Ltd., 7.00%, 4/15/28 (144A)	$ 252,563
	Total Auto Parts & Equipment	$252,563

The accompanying notes are an integral part of these financial statements.
28Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Chemicals — 0.2%
250,000	Element Solutions, Inc., 3.875%, 9/1/28 (144A)	$ 225,022
500,000	Olin Corp., 5.625%, 8/1/29	482,021
	Total Chemicals	$707,043

	Commercial Services — 0.3%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 498,107
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	448,514
	Total Commercial Services	$946,621

	Distribution/Wholesale — 0.0%†
110,000	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28 (144A)	$ 111,040
	Total Distribution/Wholesale	$111,040

	Diversified Financial Services — 0.1%
440,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28 (144A)	$ 413,765
	Total Diversified Financial Services	$413,765

	Electric — 0.2%
500,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	$ 455,213
	Total Electric	$455,213

	Healthcare-Services — 0.6%
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$ 134,481
777,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	786,713
695,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	681,541
	Total Healthcare-Services	$1,602,735

	Iron & Steel — 0.1%
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	$ 239,606
	Total Iron & Steel	$239,606

	Leisure Time — 0.4%
240,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	$ 249,946
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	484,783
500,000	VOC Escrow, Ltd., 5.00%, 2/15/28 (144A)	476,838
	Total Leisure Time	$1,211,567

The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2429

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Media — 0.5%
1,300,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.25%, 1/15/29	$ 1,085,092
400,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	355,370
	Total Media	$1,440,462

	Pipelines — 0.3%
330,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 332,026
500,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	441,766
	Total Pipelines	$773,792

	REITs — 0.3%
750,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	$ 778,072
	Total REITs	$778,072

	Retail — 0.2%
295,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	$ 263,408
205,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	197,655
	Total Retail	$461,063

	Telecommunications — 0.5%
1,584,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	$ 1,526,243
	Total Telecommunications	$1,526,243

	Total Corporate Bonds (Cost $13,949,341)	$13,827,439

Shares
	Preferred Stock — 0.0%† of Net Assets
	Capital Markets — 0.0%†
306	B Riley Financial, Inc., 6.75%, 5/31/24	$ 7,665
	Total Capital Markets	$7,665

	Total Preferred Stock (Cost $7,513)	$7,665

The accompanying notes are an integral part of these financial statements.
30Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Shares		Value
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP 17,500(d)	Avation Plc, 1/1/59	$ 3,280
	Total Trading Companies & Distributors	$3,280

	Total Right/Warrant (Cost $—)	$3,280

Principal Amount USD ($)
	Insurance-Linked Securities — 1.5% of Net Assets#
	Event Linked Bonds — 1.5%
	Flood – U.S. — 0.1%
250,000(a)	FloodSmart Re, 21.629%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	$ 250,400
	Health – U.S. — 0.2%
250,000(a)	Vitality Re XIII, 7.372%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 248,100
250,000(a)	Vitality Re XIV, 8.879%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	254,075
		$ 502,175

	Multiperil – U.S. — 0.4%
250,000(a)	Matterhorn Re, 10.604%, (SOFR + 525 bps), 3/24/25 (144A)	$ 244,550
250,000(a)	Matterhorn Re, 13.104%, (SOFR + 775 bps), 3/24/25 (144A)	243,025
250,000(a)	Residential Re, 10.652%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	235,125
250,000(a)	Sanders Re II, 8.429%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	243,750
250,000(a)	Sanders Re III, 8.99%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	241,800
		$ 1,208,250

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Vista Re, 12.131%, (3 Month U.S. Treasury Bill + 675 bps), 5/21/24 (144A)	$ 249,875
	Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 9.624%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 250,875
	Windstorm – Florida — 0.2%
250,000(a)	Everglades Re II, 11.984%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 250,000
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2431

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
Windstorm – Florida — (continued)
250,000(a)	Everglades Re II, 13.004%, (1 Month U.S. Treasury Bill + 763 bps), 5/14/24 (144A)	$ 250,000
250,000(a)	Integrity Re, 12.449%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	175,000
$ 675,000

Windstorm – North Carolina — 0.1%
250,000(a)	Cape Lookout Re, 14.967%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 247,500
Windstorm – Texas — 0.2%
500,000(a)	Alamo Re, 12.56%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 502,000
Windstorm – U.S. Regional — 0.1%
250,000(a)	Commonwealth Re, 8.917%, (3 Month U.S. Treasury Bill + 354 bps), 7/8/25 (144A)	$ 251,075
	Total Event Linked Bonds	$ 4,137,150

Face Amount USD ($)
	Collateralized Reinsurance — 0.0%†
	Windstorm – Florida — 0.0%†
300,000(d)(e) +	Formby Re 2018, 2/28/25	$ —
	Total Collateralized Reinsurance	$—

	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
400,000(d)(f) +	Harambee Re 2018, 12/31/24	$ —
400,000(d)(f) +	Harambee Re 2019, 12/31/24	760
		$ 760

	Multiperil – Worldwide — 0.0%†
19,715(f) +	Alturas Re 2022-2, 12/31/27	$ 2,182
10,000(d)(e) +	Sector Re V, 12/1/24 (144A)	18,330
74,914(d)(e) +	Woburn Re 2019, 12/31/24	10,312
		$ 30,824

	Total Reinsurance Sidecars	$31,584

	Total Insurance-Linked Securities (Cost $4,272,653)	$4,168,734

The accompanying notes are an integral part of these financial statements.
32Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 6.0% of Net Assets
17,000,000(g)	U.S. Treasury Bills, 5/7/24	$ 16,985,037
	Total U.S. Government and Agency Obligations (Cost $16,985,075)	$16,985,037

Shares
	Investment Companies — 4.1% of Net Assets
400,000	Invesco Senior Loan ETF	$ 8,420,000
75,000	SPDR Blackstone Senior Loan ETF	3,148,500
	Total Investment Companies (Cost $11,439,011)	$ 11,568,500

	SHORT TERM INVESTMENTS — 5.4% of Net Assets
	Open-End Fund — 5.4%
15,193,307(h)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 15,193,307
		$ 15,193,307

	TOTAL SHORT TERM INVESTMENTS (Cost $15,193,307)	$15,193,307

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.9% (Cost $295,107,633)	$284,943,971
	OTHER ASSETS AND LIABILITIES — (0.9)%	$ (2,625,473)
	net assets — 100.0%	$282,318,498

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2433

Schedule of Investments  |  4/30/24
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $20,967,082, or 7.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2024.
(b)	Security is in default.
(c)	This term loan will settle after April 30, 2024, at which time the interest rate will be determined.
(d)	Non-income producing security.
(e)	Issued as participation notes.
(f)	Issued as preference shares.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	11/16/2023	$503,750	$ 502,000
Alturas Re 2022-2	4/11/2023	—	2,182
Cape Lookout Re	3/16/2022	250,000	247,500
Commonwealth Re	6/15/2022	250,000	251,075
Everglades Re II	11/21/2023	251,875	250,000
Everglades Re II	1/25/2024	253,875	250,000
FloodSmart Re	2/23/2023	250,000	250,400
Formby Re 2018	7/9/2018	932	—
Harambee Re 2018	12/19/2017	8,492	—
Harambee Re 2019	12/20/2018	—	760
Integrity Re	5/9/2022	250,000	175,000
Long Point Re IV	5/13/2022	250,000	250,875
Matterhorn Re	3/10/2022	250,000	244,550
Matterhorn Re	3/10/2022	250,000	243,025
Residential Re	10/28/2021	250,000	235,125
Sanders Re II	11/23/2021	250,000	243,750
Sanders Re III	3/22/2022	250,000	241,800
The accompanying notes are an integral part of these financial statements.
34Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Restricted Securities	Acquisition date	Cost	Value
Sector Re V	1/1/2020	$ 168	$ 18,330
Vista Re	2/24/2022	251,938	249,875
Vitality Re XIII	3/6/2023	243,052	248,100
Vitality Re XIV	1/25/2023	250,000	254,075
Woburn Re 2019	2/14/2019	8,571	10,312
Total Restricted Securities			$4,168,734
% of Net assets			1.5%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	455,801	MXN	7,648,481	State Street Bank & Trust Co.	6/27/24	$13,428
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$ 13,428
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP	— Great British Pound
MXN	— Mexican Peso
USD	— United States Dollar
Purchases and sales of securities (excluding short-term investments) for the six months ended April 30, 2024, aggregated $70,542,907 and $98,820,703, respectively.
At April 30, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $295,704,617 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 2,550,622
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,297,840)
Net unrealized depreciation	$(10,747,218)
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2435

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$ —	$217,705,223	$ —	$217,705,223
Common Stocks	—	933,510	—	933,510
Asset Backed Securities	—	3,864,329	—	3,864,329
Commercial Mortgage-Backed Securities	—	686,947	—	686,947
Corporate Bonds	—	13,827,439	—	13,827,439
Preferred Stock	7,665	—	—	7,665
Right/Warrant	3,280	—	—	3,280
Insurance-Linked Securities
Collateralized Reinsurance
Windstorm – Florida	—	—	—*	—*
Reinsurance Sidecars
Multiperil – U.S.	—	—	760	760
Multiperil – Worldwide	—	—	30,824	30,824
All Other Insurance-Linked Securities	—	4,137,150	—	4,137,150
U.S. Government and Agency Obligations	—	16,985,037	—	16,985,037
Investment Companies	11,568,500	—	—	11,568,500
Open-End Fund	15,193,307	—	—	15,193,307
Total Investments in Securities	$ 26,772,752	$ 258,139,635	$ 31,584	$ 284,943,971
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$ —	$ 13,428	$ —	$ 13,428
Total Other Financial Instruments	$ —	$ 13,428	$ —	$ 13,428
*	Securities valued at $0.
Transfers are calculated on the beginning of period values. During the period ended April 30, 2024, a security valued at $423,742 were transferred from Level 3 to Level 2, due to valuing the securities using significant observable inputs. There were no other transfers in or out of Level 3 during the period.
The accompanying notes are an integral part of these financial statements.
36Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Statement of Assets and Liabilities  |  4/30/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $295,107,633)	$284,943,971
Cash	1,725,944
Unrealized appreciation on forward foreign currency exchange contracts	13,428
Receivables —
Investment securities sold	3,817,187
Fund shares sold	805,886
Dividends	129
Interest	1,217,715
Due from the Adviser	9,031
Other assets	57,623
Total assets	$ 292,590,914
LIABILITIES:
Overdraft due to custodian	$ 700
Payables —
Investment securities purchased	8,035,161
Fund shares repurchased	1,574,735
Distributions	357,334
Trustees’ fees	1,956
Management fees	22,867
Administrative expenses	7,651
Distribution fees	3,586
Accrued expenses	268,426
Total liabilities	$ 10,272,416
NET ASSETS:
Paid-in capital	$377,967,646
Distributable earnings (loss)	(95,649,148)
Net assets	$282,318,498
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $68,967,435/11,321,605 shares)	$ 6.09
Class C (based on $9,113,719/1,483,452 shares)	$ 6.14
Class Y (based on $204,237,344/33,206,213 shares)	$ 6.15
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $6.09 net asset value per share/100%-4.50% maximum sales charge)	$ 6.38
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2437

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 4/30/24
INVESTMENT INCOME:
Interest from unaffiliated issuers	$12,992,689
Dividends from unaffiliated issuers	719,824
Total Investment Income		$13,712,513
EXPENSES:
Management fees	$ 837,066
Administrative expenses	44,734
Transfer agent fees
Class A	66,738
Class C	3,518
Class Y	110,054
Distribution fees
Class A	85,272
Class C	45,780
Shareholder communications expense	11,711
Custodian fees	10,380
Registration fees	38,264
Professional fees	38,009
Printing expense	13,670
Officers’ and Trustees’ fees	6,116
Insurance expense	4,190
Miscellaneous	59,831
Total expenses		$ 1,375,333
Less fees waived and expenses reimbursed by the Adviser		(177,398)
Net expenses		$ 1,197,935
Net investment income		$12,514,578
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ (2,079,562)
Forward foreign currency exchange contracts	(40,230)
Swap contracts	23
Other assets and liabilities denominated in foreign currencies	9,017	$ (2,110,752)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$ 7,852,088
Forward foreign currency exchange contracts	6,997	$ 7,859,085
Net realized and unrealized gain (loss) on investments		$ 5,748,333
Net increase in net assets resulting from operations		$18,262,911
The accompanying notes are an integral part of these financial statements.
38Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Statements of Changes in Net Assets
	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23
FROM OPERATIONS:
Net investment income (loss)	$ 12,514,578	$ 29,164,793
Net realized gain (loss) on investments	(2,110,752)	(16,276,911)
Change in net unrealized appreciation (depreciation) on investments	7,859,085	18,556,566
Net increase in net assets resulting from operations	$ 18,262,911	$ 31,444,448
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.30 and $0.55 per share, respectively)	$ (3,387,319)	$ (7,025,004)
Class C ($0.28 and $0.51 per share, respectively)	(419,222)	(900,924)
Class Y ($0.31 and $0.57 per share, respectively)	(10,311,799)	(22,694,103)
Total distributions to shareholders	$ (14,118,340)	$ (30,620,031)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 51,456,009	$ 97,900,133
Reinvestment of distributions	11,295,084	25,091,991
Cost of shares repurchased	(69,537,168)	(237,631,911)
Net decrease in net assets resulting from Fund share transactions	$ (6,786,075)	$ (114,639,787)
Net decrease in net assets	$ (2,641,504)	$(113,815,370)
NET ASSETS:
Beginning of period	$284,960,002	$ 398,775,372
End of period	$282,318,498	$ 284,960,002
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2439

Statements of Changes in Net Assets
(continued)
	Six Months Ended 4/30/24 Shares (unaudited)	Six Months Ended 4/30/24 Amount (unaudited)	Year Ended 10/31/23 Shares	Year Ended 10/31/23 Amount
Class A
Shares sold	1,799,038	$ 10,889,337	2,153,591	$ 12,999,380
Reinvestment of distributions	527,810	3,203,330	1,111,565	6,694,359
Less shares repurchased	(2,727,950)	(16,509,404)	(5,560,781)	(33,505,331)
Net decrease	(401,102)	$ (2,416,737)	(2,295,625)	$ (13,811,592)
Class C
Shares sold	211,407	$ 1,294,425	395,387	$ 2,411,774
Reinvestment of distributions	66,284	405,640	140,021	850,161
Less shares repurchased	(351,766)	(2,153,303)	(1,048,011)	(6,380,193)
Net decrease	(74,075)	$ (453,238)	(512,603)	$ (3,118,258)
Class Y
Shares sold	6,402,223	$ 39,272,247	13,538,168	$ 82,488,979
Reinvestment of distributions	1,254,018	7,686,114	2,886,729	17,547,471
Less shares repurchased	(8,301,262)	(50,874,461)	(32,495,364)	(197,746,387)
Net decrease	(645,021)	$ (3,916,100)	(16,070,467)	$ (97,709,937)
The accompanying notes are an integral part of these financial statements.
40Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Financial Highlights
	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Class A
Net asset value, beginning of period	$ 6.00	$ 6.00	$ 6.51	$ 6.28	$ 6.57	$ 6.73
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.27	$ 0.53	$ 0.26	$ 0.19	$ 0.21	$ 0.31
Net realized and unrealized gain (loss) on investments	0.12	0.02	(0.54)	0.26	(0.26)	(0.15)
Net increase (decrease) from investment operations	$ 0.39	$ 0.55	$ (0.28)	$ 0.45	$ (0.05)	$ 0.16
Distributions to shareholders:
Net investment income	$ (0.30)	$ (0.55)	$ (0.23)	$ (0.22)	$ (0.24)	$ (0.32)
Total distributions	$ (0.30)	$ (0.55)	$ (0.23)	$ (0.22)	$ (0.24)	$ (0.32)
Net increase (decrease) in net asset value	$ 0.09	$ —	$ (0.51)	$ 0.23	$ (0.29)	$ (0.16)
Net asset value, end of period	$ 6.09	$ 6.00	$ 6.00	$ 6.51	$ 6.28	$ 6.57
Total return (b)	6.62%(c)	9.50%	(4.32)%	7.25%	(0.71)%	2.42%
Ratio of net expenses to average net assets	1.05%(d)	1.05%	1.05%	1.05%	1.12%	1.07%
Ratio of net investment income (loss) to average net assets	8.78%(d)	8.72%	4.20%	2.89%	3.31%	4.64%
Portfolio turnover rate	27%(c)	28%	45%	41%	45%	13%
Net assets, end of period (in thousands)	$68,967	$70,371	$84,071	$84,417	$69,248	$120,559
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.21%(d)	1.30%	1.22%	1.26%	1.17%	1.11%
Net investment income (loss) to average net assets	8.62%(d)	8.47%	4.03%	2.68%	3.26%	4.60%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2441

Financial Highlights  (continued)
	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Class C
Net asset value, beginning of period	$ 6.05	$ 6.05	$ 6.57	$ 6.34	$ 6.57	$ 6.74
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.24	$ 0.48	$ 0.22	$ 0.14	$ 0.17	$ 0.26
Net realized and unrealized gain (loss) on investments	0.13	0.03	(0.55)	0.26	(0.21)	(0.16)
Net increase (decrease) from investment operations	$ 0.37	$ 0.51	$ (0.33)	$ 0.40	$ (0.04)	$ 0.10
Distributions to shareholders:
Net investment income	$ (0.28)	$ (0.51)	$ (0.19)	$ (0.17)	$ (0.19)	$ (0.27)
Total distributions	$ (0.28)	$ (0.51)	$ (0.19)	$ (0.17)	$ (0.19)	$ (0.27)
Net increase (decrease) in net asset value	$ 0.09	$ —	$ (0.52)	$ 0.23	$ (0.23)	$ (0.17)
Net asset value, end of period	$ 6.14	$ 6.05	$ 6.05	$ 6.57	$ 6.34	$ 6.57
Total return (b)	6.19%(c)	8.66%	(5.11)%	6.39%	(0.54)%	1.52%
Ratio of net expenses to average net assets	1.84%(d)	1.83%	1.79%	1.85%	1.80%	1.77%
Ratio of net investment income (loss) to average net assets	7.98%(d)	7.92%	3.42%	2.12%	2.63%	3.94%
Portfolio turnover rate	27%(c)	28%	45%	41%	45%	13%
Net assets, end of period (in thousands)	$9,114	$9,429	$12,520	$14,538	$21,352	$39,105
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.85%(d)	1.88%	1.79%	1.86%	1.84%	1.81%
Net investment income (loss) to average net assets	7.97%(d)	7.87%	3.42%	2.11%	2.59%	3.90%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
42Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Class Y
Net asset value, beginning of period	$ 6.06	$ 6.05	$ 6.58	$ 6.34	$ 6.59	$ 6.75
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.28	$ 0.55	$ 0.28	$ 0.21	$ 0.24	$ 0.33
Net realized and unrealized gain (loss) on investments	0.12	0.03	(0.55)	0.27	(0.22)	(0.15)
Net increase (decrease) from investment operations	$ 0.40	$ 0.58	$ (0.27)	$ 0.48	$ 0.02	$ 0.18
Distributions to shareholders:
Net investment income	$ (0.31)	$ (0.57)	$ (0.26)	$ (0.24)	$ (0.27)	$ (0.34)
Total distributions	$ (0.31)	$ (0.57)	$ (0.26)	$ (0.24)	$ (0.27)	$ (0.34)
Net increase (decrease) in net asset value	$ 0.09	$ 0.01	$ (0.53)	$ 0.24	$ (0.25)	$ (0.16)
Net asset value, end of period	$ 6.15	$ 6.06	$ 6.05	$ 6.58	$ 6.34	$ 6.59
Total return (b)	6.76%(c)	10.00%	(4.25)%	7.70%	0.31%	2.74%
Ratio of net expenses to average net assets	0.75%(d)	0.75%	0.75%	0.75%	0.71%	0.70%
Ratio of net investment income (loss) to average net assets	9.08%(d)	8.99%	4.39%	3.16%	3.71%	5.00%
Portfolio turnover rate	27%(c)	28%	45%	41%	45%	13%
Net assets, end of period (in thousands)	$204,237	$205,160	$302,184	$366,465	$205,324	$336,472
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.87%(d)	0.90%	0.82%	0.81%	0.86%	0.85%
Net investment income (loss) to average net assets	8.96%(d)	8.84%	4.32%	3.10%	3.56%	4.85%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
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Notes to Financial Statements  |  4/30/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Floating Rate Fund (the “Fund”) is one of two portfolios comprising Pioneer Series Trust VI (“the Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class K shares did not have assets or shareholders as of April 30, 2024. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of Amundi Asset Management US, Inc., serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a Fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives
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risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"), unless the fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
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Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of funds that are listed on an exchange, including exchange-listed closed-end funds and exchange-traded funds (ETFs), are valued by using the last sale price on the principal exchange where they are traded.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The
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Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to
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distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$30,620,031
Total	$ 30,620,031
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The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$ 2,022,774
Capital loss carryforward	(82,791,938)
Current year dividend payable	(418,253)
Net unrealized depreciation	(18,606,302)
Total	$(99,793,719)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales, adjustments relating to event linked bonds, mark-to-market of foreign currency contracts, and the tax treatment of premium and amortization.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $2,635 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2024.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
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F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and
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China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly
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with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund invests primarily in floating rate loans and other floating rate investments. Floating rate loans typically are rated below investment grade. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Certain securities in which the Fund invests, including floating rate loans, once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most floating rate loans than is the case for many other types of securities. Normally, the Adviser will seek to avoid receiving material, nonpublic information about the issuer of a loan either held by, or considered for investment by, the Fund, and this decision could adversely affect the Fund's investment performance. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws. The Fund’s investments in certain foreign markets or countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators
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have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business
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continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at April 30, 2024 are listed in the Schedule of Investments.
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H.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
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I.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts ("contracts") for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
During the six months ended April 30, 2024, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended April 30, 2024 was $434,245 for sells. Open forward foreign currency exchange contracts outstanding at April 30, 2024 are listed in the Schedule of Investments.
J.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default
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swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as "Variation margin for centrally cleared swap contracts" on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the
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broker and is recorded as either "Due from broker for swaps" or "Due to broker for swaps" on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the six months ended April 30, 2024 were $0 and $0, respectively. There were no open credit default swap contracts at April 30, 2024.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.55% of the next $1.5 billion of the Fund’s average daily net assets, and 0.50% of the Fund’s average daily net assets over $2 billion. For the six months ended April 30, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 1.05% and 0.75% of the average daily net assets attributable to Class A and Class Y shares, respectively. These expense limitations are in effect through March 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended April 30, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $22,867 in management fees payable to the Adviser at April 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30, 2024, the Fund
58Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

paid $6,116 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,956 and a payable for administrative expenses of $7,651, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$ 3,538
Class C	873
Class Y	7,300
Total	$11,711
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $3,586 in distribution fees payable to the Distributor at April 30, 2024.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2459

of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended April 30, 2024, CDSCs in the amount of $12,944 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Until January 31, 2024, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate (“SOFR”) plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender’s commitment were allocated among participating funds based on an allocation schedule set forth in the credit facility. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the six months ended April 30, 2024, the Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to
60Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral.” Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets of the Fund as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank & Trust Co.	$13,428	$ —	$ —	$ —	$13,428
Total	$13,428	$—	$—	$—	$13,428
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2461

8.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$13,428	$ —	$ —
Total Value	$—	$—	$13,428	$—	$—
62Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at April 30, 2024, was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$ —	$ —	$ (40,230)	$ —	$ —
Swap contracts	—	23	—	—	—
Total Value	$—	$23	$(40,230)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$ —	$ —	$ 6,997	$ —	$ —
Total Value	$—	$ —	$ 6,997	$—	$—
9. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of April 30, 2024, the Fund had no unfunded loan commitments outstanding.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2463

Additional Information | 4/30/24
On March 25, 2024, Ernst & Young LLP (the "Prior Auditor") resigned as the independent registered public accounting firm of Pioneer Floating Rate Fund (the "Fund") due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor's reports on the financial statements of the Fund for the past two fiscal years, the years ended October 31, 2023 and October 31, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor's satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund's financial statements for such periods; or (2) "reportable events" related to the Fund, as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
64Pioneer Floating Rate Fund | Semiannual Report | 4/30/24

Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret*
Fred J. Ricciardi
Officers
Lisa M. Jones, President and
Chief Executive Officer
Marco Pirondini**
Executive Vice President
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
* Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
** Marco Pirondini was appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
Pioneer Floating Rate Fund | Semiannual Report | 4/30/2465

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 20856-17-0624

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I—POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II—POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1.  Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2.  Financial information systems design and implementation*

3.  Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4.  Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5.  Internal audit outsourcing services*

6.  Management functions or human resources

7.  Broker or dealer, investment advisor, or investment banking services

8.  Legal services and expert services unrelated to the audit

9.  Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

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(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required byRule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date July 8, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Principal Financial Officer

Date July 8, 2024

*	Print the name and title of each signing officer under his or her signature.